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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1304 W. Fairbanks Ave. Winter Park, FL	32789

(Address of principal executive offices)	(Zip code)

Arthur Ally

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (407) 644-1986

Date of fiscal year end:                     12/31

Date of reporting period:             12/31/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	[INSERT ANNUAL REPORT]

Annual Report

December 31, 2003

Timothy Plan Family of Funds:

Aggressive Growth Fund

Large/Mid-Cap Growth Fund

Small-Cap Value Fund

Large/Mid-Cap Value Fund

Fixed-Income Fund

Money Market Fund

Strategic Growth Fund

Conservative Growth Fund

LETTER FROM THE PRESIDENT

December 31, 2003

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

It seems like only yesterday that I was writing these comments for the year ended 12-31-02. I must say, however, that this one is a lot less painful to write. I am sure those of you who were with us during the years of 2000, 2001, and 2002 vividly recall the negative market environment we all suffered. In fact, that existed right on through the first quarter of 2003, but then, the pendulum finally began to swing back to positive territory.

Although I will leave market comments to our various sub-advisors (see their letters enclosed,) I must confess that I was very happy with our overall 2003 performance and am looking forward to what I believe will be a pleasant 2004.

Our various funds may not be top performers at any given time but, given the quality of our money management sub-advisory firms, we are confident that we should be able to compete with any other funds over full market cycles. Of course, in this industry we cannot (and must not) ever make any guarantees of that fact.

In the meantime, the mission of Timothy goes on. You might be interested to know that we have created a six module seminar series on Biblical Stewardship that will be presented by a variety of Christian financial planners all over the country. We have been burdened for some time over the lack of teaching in this critical area in the church, even though God’s Word says more about that subject than any other by a very large margin. We are hopeful that this new seminar series will fill that void. In fact, if any of you have an interest in this series being presented in your church, please let us know. You can either email us at info@timothyplan.com or call us at 1-800-846-7526.

Once again, thanks for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Letter From The President [1]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN SMALL CAP VALUE FUND

Fund/Index	12 Month Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Small Cap Value Fund – Class A (a) (With sales charge)	31.53%	7.84%	6.62%
Russell 2000 Index (a)	47.25%	7.13%	9.32%
Timothy Small Cap Value Fund – Class B (b) (With CDSC)	30.88%	7.92%	7.03%
Russell 2000 Index (b)	47.25%	7.13%	8.95%

(a)	For the period March 24, 1994 (commencement of investment in accordance with objective) to December 31, 2003.
(b)	For the period August 25, 1995 (commencement of investment in accordance with objective) to December 31, 2003.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 2000 Index on March 24, 1994 and held through December 31, 2003. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [2]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN SMALL CAP VALUE FUND

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell 2000 Index on August 25, 1995 and held through December 31, 2003. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [3]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

Fund/Index	12 Month Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Large/Mid – Cap Value Fund – Class A (e) (With sales charge)	21.27%	N/A	2.53%
S&P 500 Index (e)	28.69%	N/A	-3.61%
Timothy Large/Mid – Cap Value Fund – Class B (f) (With CDSC)	20.56%	N/A	2.48%
S&P 500 Index (f)	28.69%	N/A	-3.79%

(e)	For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2003.
(f)	For the period July 15, 1999 (commencement of investment in accordance with objective) to December 31, 2003.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on July 14, 1999 and held through December 31, 2003. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [4]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on July 15, 1999 and held through December 31, 2003. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [5]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN FIXED INCOME FUND

Fund/Index	12 Month Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Fixed Income Fund – Class A (c) (With sales charge)	1.21%	N/A	4.32%
Dow Jones Bond Index (c)	9.87%	N/A	9.13%
Salomon Brothers Broad Investment Grade Index (c)	4.21%	N/A	7.95%
Timothy Fixed Income Fund – Class B (d) (With CDSC)	-0.31%	N/A	4.26%
Dow Jones Bond Index (d)	9.87%	N/A	9.58%
Salomon Brothers Broad Investment Grade Index (d)	4.21%	N/A	7.95%

(c)	For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2003.
(d)	For the period August 5, 1999 (commencement of investment in accordance with objective) to December 31, 2003.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Dow Jones Bond Index on July 14, 1999 and held through December 31, 2003. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [6]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN FIXED INCOME FUND

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Dow Jones Bond Index on August 5, 1999 and held through December 31, 2003. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [7]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Fund/Index	12 Month Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Aggressive Growth Fund – Class A (g) (With sales charge)	31.74%	N/A	-14.57%
Russell Mid Cap Growth Index (g)	42.71%	N/A	-11.31%
Timothy Aggressive Growth Fund – Class B (h) (With CDSC)	31.26%	N/A	-14.36%
Russell Mid Cap Growth Index (h)	42.71%	N/A	-10.82%

(g)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2003.
(h)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2003.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell Mid Cap Growth Index on October 5, 2000 and held through December 31, 2003. The Russell Mid Cap Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [8]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell Mid Cap Growth Index on October 9, 2000 and held through December 31, 2003. The Russell Mid Cap Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [9]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

Fund/Index	12 Month Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Large/Mid Cap Growth Fund – Class A (i) (With sales charge)	13.74%	N/A	-15.28%
Russell 1000 Growth Index (i)	29.75%	N/A	-14.69%
Timothy Large/Mid Cap Growth Fund – Class B (j) (With CDSC)	13.40%	N/A	-15.00%
Russell 1000 Growth Index (j)	29.75%	N/A	-14.00%

(i)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2003.
(j)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2003.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 1000 Growth Index on October 5, 2000 and held through December 31, 2003. The Russell 1000 Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [10]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell 1000 Growth Index on October 9, 2000 and held through December 31, 2003. The Russell 1000 Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [11]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN STRATEGIC GROWTH FUND

Fund/Index	12 Month Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Strategic Growth Fund – Class A (m) (With sales charge)	21.09%	N/A	-7.84%
S&P 500 Index (m)	28.69%	N/A	-6.16%
Timothy Strategic Growth Fund – Class B (n) (With CDSC)	20.23%	N/A	-7.54%
S&P 500 Index (n)	28.69%	N/A	-5.47%

(m)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2003.
(n)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2003.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2003. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [12]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN STRATEGIC GROWTH FUND

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on October 9, 2000 and held through December 31, 2003. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [13]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Fund/Index	12 Month Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Conservative Growth Fund – Class A (k) (With sales charge)	13.91%	N/A	-2.05%
S&P 500 Index (k)	28.69%	N/A	-6.16%
Timothy Conservative Growth Fund – Class B (l) (With CDSC)	14.20%	N/A	-1.81%
S&P 500 Index (l)	28.69%	N/A	-5.47%

(k)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2003.
(l)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2003.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2003. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [14]

RETURNS FOR THE YEAR ENDED

December 31, 2003

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on October 9, 2000 and held through December 31, 2003. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [15]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1304 W Fairbanks Avenue Winter Park, FL	Chairman and President	Indefinite; Trustee and President since 1994	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Jock M. Sneddon** 6001 Vineland Drive Orlando, FL	Trustee	Indefinite; Trustee since 1997	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Physician, Florida Hospital Centra Care.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [16]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL 32750	Trustee	Indefinite; Trustee since 2000	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Dodson 7120 N Whitney Avenue Fresno, CA 93720	Trustee	Trustee from 2001 - 12/01/03	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	Vice President – Sales, CPCF, Inc. a registered broker-dealer and a subsidiary of the California Baptist Foundation and the California Southern Baptist Convention. Mr. Dodson is a General Securities Principal (Series 24) and licensed minister. Mr. Dodson has previous experience as a General Securities Representative (Series 7) with two national brokerage firms.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
W. Thomas Fyler, Jr. 640 Ft. Washington Avenue Suite 6C New York, NY 10040	Trustee	Trustee from 1998 - 12/01/03	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1957	President, controlling shareholder of W.T. Fyler, Jr./Ephesus, Inc., a New York State registered investment advisory firm. Founding member of the National Association of Christian Financial Consultants.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [17]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mark A. Minnella 1215 Fern Ridge Parkway Suite 110 Creve Coeur, MO 63141	Trustee	Trustee from 2000 - 12/01/03	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1955	Principal and co-founder of Integrity Investors, LLC., a registered investment advisory firm. Co-founder, President and director of the National Association of Christian Financial Consultants. Mr. Minnella is a Registered Investment Principal (NASD Series 24), and a registered investment adviser (NASD Series 65).		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL	Trustee	Indefinite; Trustee since 2000	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1934	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL	Trustee	Indefinite; Trustee and Treasurer since 1994	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [18]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. P O Box 50434 Indianapolis, IN 46250	Trustee	Indefinate; New as of 1/1/04	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, Ga 30075	Trustee	Indefinate; New as of 1/1/04	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Robert Scraper P O Box 1315 Houston, Tx 77251	Trustee	Indefinate; New as of 1/1/04	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	Senior Vice President - Investments for Frost National Bank of Texas since 1987.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [19]

LETTER FROM THE MANAGER

December 31, 2003

SMALL CAP VALUE FUND

For 2003, the Timothy Plan returned 38.81% versus 47.25% for the Russell 2000. As you can see, the year 2003 turned out to be a challenging year for us in terms of outperforming the Russell 2000.

The crux of the performance issue was confined to the early part of the year: during that period, there was a capitulation decline followed by a significant short covering rally in the equity markets, where the stocks that had gone down the most from 3/00 through 3/03 went up the most; low quality stocks did well; high valuation stocks did well; high volatility stocks did well; the stocks of companies who lose money did well.

It was very difficult to outperform the Russell 2000 during this period if one owned high quality stocks (as the Timothy Plan Small Cap Value Fund does) and if one exercised price disciplines, which Awad did.

The remainder of the year was more of a traditional relative value environment and during this period, Timothy performed competitively relative to the Russell 2000.

The current consensus is that 2004 will bring another good year. Of course, the consensus can always be wrong.

Looking at both positives and negatives on the horizon, it seems to me that the prudent approach is to be carefully optimistic by sticking to companies with good balance sheets, sound business models, understandable accounting, good governance and attractive valuations. Our goal, and our strategy, is to position the Fund to benefit from such a portfolio structure.

James D. Awad

Chairman

Awad Asset Management

Letter From The Manager [20]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

COMMON STOCKS - 94.74%

number of shares		market value

	APPLICATION SOFTWARE - 2.21%
33,000	BARRA, Inc.	$1,171,170

	BALL & ROLLER BEARINGS - 3.20%
65,600	Kaydon Corp.	1,695,104

	CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES - 2.47%
38,000	Corn Products International, Inc.	1,309,100

	CONSUMER CREDIT REPORTING, COLLECTION AGENCIES - 3.14%
72,900	NCO Group, Inc. *	1,659,933

	DIVERSIFIED HOLDINGS - 1.89%
100,000	Quanta Holdings ^	1,000,000

	ELECTRIC & OTHER SERVICES COMBINED - 3.44%
59,500	ALLETE, Inc.	1,820,700

	HEALTH CARE SOFTWARE - 3.04%
60,000	Covance Inc. *	1,608,000

	HEALTH CARE SUPPLIES - 1.07%
30,000	Sola International Inc. *	564,000

	INVESTMENT COMPANIES - 2.58%
70,000	MCG Capital Corp.	1,365,000

	MEDICAL SERVICES - 3.50%
75,000	Inverseek Research Group, Inc. *	1,854,750

	MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES - 4.12%
104,000	Rayovac Corp. *	2,178,800

	MISCELLANEOUS PLASTIC PRODUCTS - 4.19%
90,000	Spartech Corp.	2,217,600

	PHARMACEUTICAL PREPARATIONS - 2.18%
45,300	K-V Pharmaceutical Co. - Class A *	1,155,150

	PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.60%
91,800	Concord Camera Corp. *	849,150

	PUBLISHING - 4.19%
63,000	Interactive Data Corporation *	1,043,280
45,000	John Wiley & Sons, Inc., Class A	1,171,350

		2,214,630

	REIT - HOTELS - 2.06%
100,000	Highland Hospitality Corp.*	1,090,000

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [21]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

COMMON STOCKS - 94.74% (cont.)

number of shares		market value
	RETAIL-EATING PLACES - 5.47%
62,000	Brinker Intl, Inc. *	$2,055,920
29,500	Ruby Tuesday, Inc.	840,455

		2,896,375

	RETAIL-FAMILY CLOTHING STORES - 3.41%
64,700	Stage Stores, Inc. *	1,805,130

	SERVICES - BUSINESS SERVICES - 7.15%
68,000	Sourcecorp,Inc. *	1,742,840
50,000	Startek, Inc.	2,039,500

		3,782,340

	SERVICES - DATA PROCESSING - 5.21%
57,500	Ceridian Corporation *	1,204,050
119,000	infoUSA, Inc. *	882,980
45,000	The BISYS Group, Inc.*	669,600

		2,756,630

	SERVICES - DIVERSIFIED/COMMERCIAL - 3.93%
92,000	The Brink’s Company	2,080,120

	SPECIAL INDUSTRY MACHINERY - 2.76%
143,000	Axcelis Technologies, Inc. *	1,461,460

	SPECIALTY STORES - 5.71%
48,500	Sonic Automotive, Inc.	1,111,620
61,000	United Auto Group, Inc.	1,909,300

		3,020,920

	STATE COMMERCIAL BANKS - 3.21%
42,000	North Fork Bancorp, Inc.	1,699,740

	TECHNOLOGY DISTRIBUTION - 2.10%
28,000	Tech Data Corporation *	1,111,320

	TELEPHONE & TELEGRAPH APPARATUS - 3.39%
55,000	Plantronics, Inc. *	1,795,750

	TELECOMMUNICATIONS - 4.28%
39,500	Allstream, Inc. Cl B Ltd Voting	2,265,325

	THRIFTS & MORTGAGE FINANCE - 3.24%
46,000	The PMI Group, Inc.	1,712,580

	Total Common Stocks (cost $37,631,989)	50,140,777

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [22]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

SHORT-TERM INVESTMENTS - 5.29%

number of shares		market value
479,541	Federated Cash Trust Series II Treasury	$479,541
2,319,030	First American Treasury Obligations Fund Class A	2,319,030

	Total Short-Term Investments (cost $2,798,571)	2,798,571

	TOTAL INVESTMENTS - 100.03% (identified cost $40,430,560)	52,939,348
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.03)%	(16,833)

	NET ASSETS - 100.00%	$52,922,515

*	Non-income producing securities
^	SEC Rule 144A security. Such securities are traded only among qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [23]

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2003

ASSETS

amount
Investments in Securities at Value (identified cost $40,430,560) [NOTE 1]	$52,939,348

Receivables:
Interest	808
Dividends	198,243
Fund Shares Sold	68,881

Total Assets	$53,207,280

LIABILITIES

amount
Accrued Advisory Fees	37,358
Accrued 12b-1 Fees	22,668
Payable for Fund Shares Redeemed	177,667
Accrued Expenses	47,072

Total Liabilities	$284,765

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,212,202 shares outstanding)	$34,184,840
Net Asset Value and Redemption Price Per Class A Share ($34,184,840/2,212,202 shares)	$15.45
Offering Price Per Share ($15.45/0.9475)	$16.31
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,284,314 shares outstanding)	$18,737,675
Net Asset Value and Offering Price Per Class B Share ($18,737,675/1,284,314 shares)	$14.59
Maximum Redemption Price Per Class B Share ($14.59 x 0.95)	$13.86

Net Assets	$52,922,515

SOURCES OF NET ASSETS

amount
At December 31, 2003, Net Assets Consisted of:
Paid-in Capital	$40,070,284
Accumulated Net Realized Gain on Investments	343,443
Net Unrealized Appreciation in Value of Investments	12,508,788

Net Assets	$52,922,515

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [24]

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2003

INVESTMENT INCOME

amount
Interest	$15,929
Dividends	457,008

Total Investment Income	472,937

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	358,203
Fund Accounting, Transfer Agency, & Administration Fees	133,681
12b-1 Fess (Class A = $66,308, Class B =$116,605) [NOTE 3]	182,913
Service Fees (Class B) [NOTE 3]	38,868
Auditing Fees	30,079
Legal Expense	4,620
Registration Fees	38,925
Insurance Expense	5,524
Custodian Fees	14,956
Printing Expense	10,455
Miscellaneous Expense	16,066

Total Net Expenses	834,290

Net Investment (Loss)	(361,353)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	404,190
Change in Unrealized Appreciation of Investments	14,360,903

Net Realized and Unrealized Gain on Investments	14,765,093

Increase in Net Assets Resulting from Operations	$14,403,740

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [25]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/03	year ended 12/31/02
Operations:
Net Investment Income (Loss)	$(361,353)	$(289,491)
Net Change in Unrealized Appreciation (Depreciation) of Investments	14,360,903	(8,276,735)
Net Realized Gain (Loss) on Investments	404,190	(42,848)

Increase (Decrease) in Net Assets (resulting from operations)	14,403,740	(8,609,074)

Distributions to Shareholders From:
Net Capital Gains:
Class A	—	(10,661)
Class B	—	(7,238)

Total Net Distributions	—	(17,899)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	5,160,950	9,346,918
Class B	1,586,031	3,251,284
Dividends Reinvested:
Class A	—	7,026
Class B	—	6,948
Cost of Shares Redeemed:
Class A	(2,831,326)	(3,430,730)
Class B	(2,509,798)	(2,724,918)

Increase in Net Assets (resulting from capital share transactions)	1,405,857	6,456,528

Total Increase (Decrease) in Net Assets	15,809,597	(2,170,445)

Net Assets:
Beginning of Year	37,112,918	39,283,363

End of Year	$52,922,515	$37,112,918

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	413,932	728,940
Class B	134,512	257,853
Shares Reinvested:
Class A	—	632
Class B	—	657
Shares Redeemed:
Class A	(233,248)	(267,247)
Class B	(220,892)	(223,459)

Net Increase in Number of Shares Outstanding	94,304	497,376

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [26]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$11.13	$13.79	$12.61	$12.26	$10.89

Income from Investment Operations:
Net Investment Income (Loss)	(0.07)	(0.05)	(0.09)	(0.05)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	4.39	(2.60)	1.30	1.43	1.39

Total from Investment Operations	4.32	(2.65)	1.21	1.38	1.37

Less Distributions:
Dividends from Realized Gains	—	(0.01)	(0.03)	(1.03)	—
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	—	(0.01)	(0.03)	(1.03)	—

Net Asset Value at End of Year	$15.45	$11.13	$13.79	$12.61	$12.26

Total Return (A)	38.81%	(19.25)%	9.66%	11.23%	12.58%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$34,185	$22,603	$21,632	$15,217	$13,377

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.71%	1.75%	1.89%	1.97%	2.22%
After Reimbursement of Expenses by Advisor	1.71%	1.75%	1.89%	1.76%	1.60%

Ratio of Net Investment (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.55)%	(0.46)%	(0.80)%	(0.48)%	(0.82)%
After Reimbursement of Expenses by Advisor	(0.55)%	(0.46)%	(0.80)%	(0.27)%	(0.20)%

Portfolio Turnover	47.99%	66.95%	61.41%	99.17%	78.79%

(A)	Total Return Calculation Does Not Reflect Sales Load.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [27]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS B SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.59	$13.22	$12.19	$11.88	$10.70

Income from Investment Operations:
Net Investment Income (Loss)	(0.16)	(0.14)	(0.22)	(0.10)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	4.16	(2.48)	1.28	1.39	1.29

Total from Investment Operations	4.00	(2.62)	1.06	1.29	1.18

Less Distributions:
Dividends from Realized Gains	—	(0.01)	(0.03)	(0.98)	—
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	—	(0.01)	(0.03)	(0.98)	—

Net Asset Value at End of Year	$14.59	$10.59	$13.22	$12.19	$11.88

Total Return (A)	37.77%	(19.85)%	8.77%	10.87%	11.03%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$18,738	$14,509	$17,651	$16,631	$14,351

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.47%	2.49%	2.72%	2.72%	2.72%
After Reimbursement of Expenses by Advisor	2.47%	2.49%	2.72%	2.51%	2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.39)%	(1.12)%	(1.78)%	(1.23)%	(1.34)%
After Reimbursement of Expenses by Advisor	(1.39)%	(1.12)%	(1.78)%	(1.02)%	(0.97)%

Portfolio Turnover	47.99%	66.95%	61.41%	99.17%	78.79%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [28]

LETTER FROM THE MANAGER

December 31, 2003

LARGE/MID CAP VALUE FUND

The Timothy Large/Mid-Cap Value Fund posted a solid gain in 2003, slightly lagging the surging S&P 500 and Russell 1000 Value indices. The market was led by lower-quality companies, many of which participate in the technology and telecom sectors, as speculation trumped investment. We were under-weighted in these sectors, but are confident that the market will rotate, once again, toward higher-quality issues. In this regard, we were pleased with the fund’s overall performance given our focus on higher-quality stocks and look forward to coming periods.

From the depths of despair at the end of March, the stock market roared to a strong year as it climbed the proverbial “wall of worry” yet again. The economic highlight of the year was a sparkling 8.2% GDP number for the third quarter, which was reflected in stronger-than-expected corporate earnings growth. More importantly, revenue growth was apparent throughout a broad spectrum of companies, which should quell concerns that recent earnings gains were largely driven by cost cuts and that earnings growth could not be sustained on cost cutting alone. This, in turn, led to continued exceptional productivity gains. Finally, various job growth statistics gained traction such that, by year-end, investors, economists and consumers were all in a holiday mood. Even scrooge-like corporate chieftains and CFOs were talking about increased capital investment for 2004.

What is most amazing is the huge rise in confidence that we will experience sustainable domestic economic growth in the 4% range for the year 2004 in what is now increasingly being viewed as a synchronized global recovery. There exist signs of a 10% increase in capital expenditures for 2004, when just a few months ago anything more than a nominal increase seemed problematic. The ISM manufacturing report for December had the factory index at the highest reading for this particular index since 1983. All major component indexes, including production and orders, showed increases, while inventories and imports showed a decline. That certainly bodes well for increased production and job growth in the first quarter of 2004. The tax cuts, low interest rates, low inflation and deficit spending have certainly ignited the economy.

Clearly, monetary and fiscal policies remain stimulative. The real Fed Funds rate (the nominal rate less inflation) is still negative, and the fiscal stimulus put in place last year with the third tax cut by the Bush Administration should provide one more kick when tax refunds are sent in the first half of 2004. Accelerated depreciation allowances for capital investment should contribute to economic activity. Although job growth was problematic in 2003, the situation is likely to improve as productivity decelerates and corporate profit gains embolden CEOs.

Going forward, we anticipate the economy will post solid growth and continue to broaden. We expect the market to continue to perform well relative to fixed income and other assets, and that healthcare, which lagged in 2003, and energy issues should perform well in 2004. Finally, as mentioned above, we anticipate a rotation from lower-quality to higher-quality issues during the new year.

Fox Asset Management LLC

Letter From The Manager [29]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

COMMON STOCKS - 87.82%

number of shares		market value
	COMPUTERS - MEMORY DEVICES - 1.02%
30,000	Western Digital Corp.*	$353,700

	CRUDE PETROLEUM & NATURAL GAS - 5.63%
18,000	Anadarko Petroleum Corp.	918,180
12,705	Apache Corp.	1,030,376

		1,948,556

	DRUG DISTRIBUTION - 4.93%
13,000	AmerisourceBergen Corporation	729,950
16,000	Cardinal Health, Inc.	978,560

		1,708,510

	ELECTRIC LIGHTING & WIRING EQUIPMENT - 2.17%
13,000	Cooper Industries, Inc., Class A	753,090

	ELECTRIC SERVICES - 1.76%
20,000	American Electric Power Co., Inc.	610,200

	ELECTRONIC INSTRUMENTS - 1.87%
10,000	Emerson Electric Co.	647,500

	ENERGY - 1.97%
13,000	Royal Dutch Petroleum Company GDR	681,070

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 3.14%
16,000	Ingersoll-Rand Company Ltd.	1,086,080

	INSURANCE - 5.72%
25,000	Dean Fods Co.*	821,750
20,000	PartnerRe Ltd.	1,161,000

		1,982,750

	MEDICAL - HOSPITALS - 5.18%
35,000	Community Health Care*	930,300
36,000	Health Management Associates, Inc.	864,000

		1,794,300

	METAL MINING - 1.93%
6,000	Rio Tinto Plc (a)	667,860

	MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS - 2.83%
35,700	Masco Corp.	978,537

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [30]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

COMMON STOCKS - 87.82% (Cont.)

number of shares		market value
	MISCELLANEOUS CHEMICAL PRODUCTS - 1.65%
18,000	Cabot Corp.	$573,120

	MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 2.57%
12,000	ITT Industries, Inc.	890,520

	MISCELLANEOUS SHOPPING GOODS STORES - 1.16%
24,000	Office Depot, Inc. *	401,040

	NATIONAL COMMERCIAL BANKS - 3.88%
15,000	Compass Bancshares, Inc.	589,650
23,000	SouthTrust Corp.	752,790

		1,342,440

	NATURAL GAS TRANSMISSION & DISTRIBUTION - 1.86%
15,000	Equitable Resources, Inc.	643,800

	OIL COMPANY - EXPLORATION & PRODUCTION - 2.15%
13,000	Devon Energy Corp.	744,380

	PUBLIC BUILDING AND RELATED FURNITURE - 2.48%
14,000	Lear Corp.	858,620

	RADIO TELEPHONE COMMUNICATIONS - 2.58%
14,000	Dominion Resources, Inc.	893,620

	REAL ESTATE INVESTMENT TRUSTS - 1.80%
15,000	Mack-Cali Realty Corp.	624,300

	RETAIL - DRUG STORES & PROPRIETARY STORES - 3.75%
36,000	CVS Corp.	1,300,320

	RETAIL-EATING PLACES - 2.55%
20,000	Outback Steakhouse, Inc.	884,200

	RETAIL-GROCERY STORES - 2.67%
50,000	Kroger Co. *	925,500

	SCIENTIFIC INSTRUMENTS- 1.92%
20,000	Waters Corp.*	663,200

	SPECIAL INDUSTRY MACHINERY - 1.63%
20,000	Veeco Instruments, Inc. *	564,000

	STATE COMMERCIAL BANK - 2.84%
15,000	Bank of New York, Inc.	496,800
28,000	The Colonial Bancgroup, Inc.	484,960

		981,760

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [31]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

COMMON STOCKS - 87.82% (Cont.)

number of shares		market value
	SURETY INSURANCE - 2.65%
15,500	MBIA, Inc.	$918,065

	TRANSPORTATION - RAILROAD - 3.87%
15,000	Canadian Pacific Railway Ltd	422,250
13,200	Union Pacific Corp.	917,136

		1,339,386

	UNSUPPORTED PLASTICS FILM & SHEET - 3.44%
22,000	Sealed Air Corp. *	1,191,080

	UTILITIES - 1.90%
15,000	Public Service Enterprise Group Incorporated	657,000

	WHOLESALE-DRUGS PROPRIETARIES & DRUGGISTS’ SUNDRIES - 2.32%
25,000	McKesson Corp.	804,000

	Total Common Stocks (cost $24,018,448)	30,412,504

SHORT-TERM INVESTMENTS - 8.84%
number of shares		market value
1,530,000	Federated Cash Trust Series II Treasury Fund	1,530,000
1,530,000	First American Treasury Obligations Fund, Class A	1,530,000

	Total Short-Term Investments (cost $3,060,000)	3,060,000

	TOTAL INVESTMENTS - 96.66% (identified cost $27,078,448)	33,472,504
	OTHER ASSETS AND LIABILITIES, NET - 3.34%	1,157,897

	NET ASSETS - 100.00%	$34,630,401

*	Non-income producing securities
(a)	American Depositary Receipt
GDR	- Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [32]

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2003

ASSETS

amount
Investments in Securities at Value (identified cost $27,078,448) [NOTE 1]	$33,472,504
Cash	1,034,469
Receivables:
Interest	654
Dividends	28,767
Fund Shares Sold	154,885
Fund Shares Commission Receivable from Advisor	1,535

Total Assets	$34,692,814

LIABILITIES

amount
Accrued Advisory Fees	$24,359
Accrued 12b-1 Fees	10,455
Payable for Fund Shares Redeemed	11,094
Accrued Expenses	16,505

Total Liabilities	$62,413

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized;2,519,970 shares outstanding)	$29,373,813
Net Asset Value and Redemption price Per Class A Share ($29,373,813 /2,519,970 shares)	$11.66
Offering Price Per Share ($11.66 / 0.9475)	$12.31
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 471,931 shares outstanding)	$5,256,588
Net Asset Value and Offering Price Per Class B Share ($5,256,588 / 471,931 shares)	$11.14
Redemption Price Per Share ($11.14 x 0.95)	$10.58

Net Assets	$34,630,401

SOURCES OF NET ASSETS

amount
At December 31, 2003, Net Assets Consisted of:
Paid-in Capital	$30,622,451
Net Accumulated Realized Loss on Investments	(2,386,106)
Net Unrealized Appreciation in Value of Investments	6,394,056

Net Assets	$34,630,401

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [33]

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2003

INVESTMENT INCOME

amount
Interest	$7,503
Dividends	444,333

Total Investment Income	451,836

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	220,308
Fund Accounting, Transfer Agency, & Administration Fees	73,968
12b-1 Fees (Class A = $54,190, Class B = $31,818) [NOTE 3]	86,008
Registration Fees	17,363
Custodian Fees	8,982
Auditing Fees	12,414
Servicing Fees (Class B) [NOTE 3]	10,606
Insurance Expense	3,201
Legal fees	2,800
Printing Expense	9,044
Miscellaneous Expense	13,504

Total Net Expenses	458,198

Net Investment Income	(6,362)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(2,007,875)
Change in Unrealized Appreciation of Investments	8,760,648

Net Realized and Unrealized Gain (Loss) on Investments	6,752,773

Increase in Net Assets Resulting from Operations	$6,746,411

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [34]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/03	year ended 12/31/02
Operations:
Net Investment (Loss)	$(6,362)	$(9,849)
Net Change in Unrealized Appreciation (Depreciation) of Investments	8,760,648	(3,360,595)
Net Realized (Loss) on Investments	(2,007,875)	(225,785)

Increase (Decrease) in Net Assets (resulting from operations)	6,746,411	(3,596,229)

Distributions to Shareholders From:
Net Realized Gains
Class A	—	—
Class B	—	—
Net Income:
Class A	—	—
Class B	—	—

Total Distribution	—	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	7,698,937	9,987,080
Class B	1,010,636	1,423,017
Dividends Reinvested:
Class A	—	—
Class B	—	—
Cost of Shares Redeemed:
Class A	(1,871,381)	(3,102,811)
Class B	(618,894)	(579,499)

Increase in Net Assets (resulting from capital share transactions)	6,219,298	7,727,787

Total Increase in Net Assets	12,965,709	4,131,558

Net Assets:
Beginning of Year	21,664,692	17,533,134

End of Year	$34,630,401	$21,664,692

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	760,502	976,004
Class B	106,213	145,864
Shares Reinvested:
Class A	—	—
Class B	—	—
Shares Redeemed:
Class A	(201,057)	(295,672)
Class B	(68,824)	(61,386)

Net Increase in Number of Shares Outstanding	596,834	764,810

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [35]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.11	$10.83	$10.83	$9.68	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.01	0.01	(0.02)	0.04	0.02
Net Realized and Unrealized Gain (Loss) on Investments	2.54	(1.73)	0.06	1.16	(0.30)

Total from Investment Operations	2.55	(1.72)	0.04	1.20	(0.28)

Less Distributions:
Dividends from Realized Gains	—	—	(0.04)	(0.02)	(0.02)
Dividends from Net Investment Income	—	—	—	(0.03)	(0.02)

Total Distributions	—	—	(0.04)	(0.05)	(0.04)

Net Asset Value at End of Period	$11.66	$9.11	$10.83	$10.83	$9.68

Total Return(A) (D)	27.99%	(15.88)%	0.33%	12.35%	(3.28)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$29,374	$17,856	$13,858	$4,493	$846
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.64%	1.76%	1.70%	2.70%	4.69	%(C)
After Reimbursement of Expenses by Advisor	1.64%	1.76%	1.70%	1.65%	1.60	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	0.10%	0.11%	(0.20)%	(0.30)%	(2.34	)%(C)
After Reimbursement of Expenses by Advisor	0.10%	0.11%	(0.20)%	0.67%	0.75	%(C)
Portfolio Turnover	39.44%	36.79%	26.44%	50.98%	8.02%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [36]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS B SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.77	$10.50	$10.60	$9.36	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.06)	(0.06)	(0.12)	0.01	0.02
Net Realized and Unrealized Gain (Loss) on Investments	2.43	(1.67)	0.06	1.28	(0.62)

Total from Investment Operations	2.37	(1.73)	(0.06)	1.29	(0.60)

Less Distributions:
Dividends from Realized Gains	—	—	(0.04)	(0.02)	(0.02)
Dividends from Net Investment Income	—	—	—	(0.03)	(0.02)

Total Distributions	—	—	(0.04)	(0.05)	(0.04)

Net Asset Value at End of Year	$11.14	$8.77	$10.50	$10.60	$9.36

Total Return(A) (D)	27.02%	(16.48)%	(0.61)%	13.73%	(4.78)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$5,257	$3,809	$3,675	$2,665	$525

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.42%	2.55%	2.66%	3.45%	5.87	%(C)
After Reimbursement of Expenses by Advisor	2.42%	2.55%	2.66%	2.40%	2.35	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.66)%	(0.71)%	(1.12)%	(1.13)%	(2.34	)%(C)
After Reimbursement of Expenses by Advisor	(0.66)%	(0.71)%	(1.12)%	(0.08)%	1.15	%(C)
Portfolio Turnover	39.44%	36.79%	26.44%	50.98%	8.02%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [37]

LETTER FROM THE MANAGER

December 31, 2003

FIXED INCOME FUND

The persistent message by the Federal Reserve Bank for the past several years that inflation was diminishing plus the relative strength of the economy led us to believe that interest rates were likely to come back to “normal”. With that in mind, we planned a strategy that would enable our shareholders to participate in what we saw as a continuing bull market in bonds.

When we first started managing this fund, we built liquidity into the portfolio by the simple process of purchasing relatively short-term bonds. By 2002, we were reasonably confident that we achieved that objective. In 2003, we extended our program to include both very short-term issues and very long-term issues, creating what is referred to in the investment community as a “bar-bell” structure. This gave us both a liquid block and a more volatile block, which we expected to outperform shorter-term issues in line with our forecasts.

As long-term sector prices rose more quickly than we had anticipated, we took some profits and began to restructure the portfolio into more short-term issues to make it less volatile and less subject to major market swings. We believe this provided better than average income and minimized the losses that could have come about if the Federal Reserve Bank had reversed its program and started to raise rates.

This strategy proved to be effective and we now have a portfolio that has a shorter average maturity, lower volatility, and could prove to be a reasonable provider of a decent income without increasing the risk.

The current year should reflect the presence of a presidential election without allowing politics to favor any party. We also believe that people should recognize that, with inflation under control, this is now a market that we think of as “normal” and investors should get used to the generally lower interest rate environment.

Mike Carr

President

Carr & Associates

Letter From The Manager [38]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

BONDS - 98.60%

par value		market value
	CORPORATE BONDS - 97.49%
$ 300,000	Ahold Finance USA, Inc., 6.875%, 05/01/2029	$269,250
300,000	American General Finance Corp., 5.375%, 10/01/2012	309,892
500,000	Amvescap Plc., 6.60%, 05/15/2005	529,523
250,000	Appalachian Power Co., 3.60%, 05/15/2008	247,283
200,000	Archer Daniels Midland Co., 6.625%, 05/01/2029	219,898
700,000	Arrow Electronics, 6.875%, 07/13/2013	747,200
200,000	Avery Dennison Corp., 4.875%, 01/15/2013	199,276
250,000	Avnet, Inc., 7.875%, 02/15/2005	262,500
400,000	Bear Stearns Co., Inc., 4.50%, 10/28/2010	402,932
500,000	Bear Stearns Co., Inc., 7.25%, 05/24/2016	507,414
375,000	Cendant Corp., 6.25%, 01/15/2008	409,499
250,000	Cendant Corp., 6.25%, 03/15/2010	272,282
300,000	Cingular Wireless, 5.625%, 12/15/2006	322,016
400,000	CIT Group, Inc., 6.50%, 02/07/2006	433,409
250,000	CIT Group, Inc., 4.125%, 02/21/2006	258,834
200,000	CNA Financial, 6.50%, 04/15/2005	207,842
310,000	CNA Financial, 6.45%, 01/15/2008	327,660
125,000	Computer Sciences Corp., 6.75%, 06/15/2006	137,159
300,000	Computer Sciences Corp., 3.50%, 04/15/2008	298,868
150,000	Cooper Tire & Rubber Co., 7.625%, 03/15/2027	168,010
300,000	Credit Suisse First Boston, 6.50%, 01/15/2012	334,435
920,000	CSX Transportation, 4.875%, 11/01/2009	952,324
300,000	Deere & Co., 6.55%, 10/01/2028	327,032
500,000	Deutsche Telekom, 3.875%, 07/22/2008	502,271
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	947,646
315,000	Donnelley R R&Son, 6.625%, 04/15/2029	327,618
187,000	Duke Energy Field, 5.75%, 11/15/2006	200,315
500,000	Florida Power Corp., 4.80%, 03/01/2013	497,591
1,000,000	Horace Mann Educators Corp., 1.425%, 05/14/2032	466,250
400,000	Household Finance Corp., 6.75%, 05/15/2011	450,960
200,000	Household Finance Corp., 5.60%, 02/15/2013	202,329
250,000	HSBC USA Capital Trust, 7.53%, 12/04/2026	274,043
500,000	Huntington National Bank, 3.125%, 05/15/2008	487,603
250,000	IBP, Inc., 6.125%, 02/01/2006	262,082
500,000	ICI Wilmington, Inc., 6.95%, 09/15/2004	515,681
250,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	251,677
250,000	International Lease Finance Corp., 5.75%, 02/15/2007	270,649
200,000	International Lease Finance Corp., 5.80%, 08/15/2007	216,432
300,000	Jersey Cent Power & Light Co., 6.75%, 11/01/2025	295,145
100,000	John Deere Capital Corp., 5.10%, 01/15/2013	102,635

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [39]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

BONDS - 98.60% (Cont.)

par value		market value
	CORPORATE BONDS - 97.49% (cont.)
$ 300,000	Kraft Food, Inc., 5.25%, 06/01/2007	$319,420
600,000	Kraft Food, Inc., 5.625%, 11/01/2011	633,182
300,000	Kraft Food, Inc., 6.50%, 11/01/2031	314,492
500,000	Kroger Co., 5.50%, 02/01/2013	509,449
250,000	Lehman Brothers Holdings, Inc., 7.00%, 2/1/2008	282,613
250,000	Lowe’s Cos., Inc., 6.875%, 02/15/2028	282,698
50,000	National Rural Utilities Finance Corp., 6.00%, 01/15/2004	50,061
250,000	National Rural Utilities Finance Corp., 5.75%, 08/28/2009	271,215
750,000	Nisoursce Finance Corp., 5.40%, 07/15/2014	760,888
300,000	Public Service Electric & Gas Co., 7.00%, 09/01/2024	307,360
250,000	The Sherman-Williams Co., 7.375%, 02/01/2027	294,170
50,000	Travelers Property & Casualty Corp., 6.75%, 11/15/2006	55,814
900,000	Union Pacific Corp., 3.875%, 02/15/2009	894,384
300,000	Unitrin, Inc., 5.75%, 7/1/2007	317,792
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	149,025

		19,858,028

	MUNICIPAL BONDS - 1.11%
200,000	North Carolina Eastern Municipal Power Agency, 3.98%, 01/01/2007	199,330
25,000	Texas State University, 6.41% 03/15/2009	27,484

		226,814

	Total Bonds (amortized cost $19,525,540)	20,084,842

SHORT-TERM INVESTMENTS - 0.84%

number of shares/principal amount		market value
	MONEY MARKET FUNDS - 0.84%
171,713	First American Treasury Obligations Fund, Class A (cost $171,713)	171,713

	TOTAL INVESTMENTS - 99.44%(identified cost $19,697,253)	20,256,555
	OTHER ASSETS AND LIABILITIES, NET - 0.56%	112,913

	NET ASSETS - 100.00%	$20,369,468

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [40]

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2003

ASSETS

amount
Investments in Securities at Value (identified cost $19,697,253) [NOTE 1]	$20,256,555
Receivables:
Interest	308,647
Fund Shares Sold	128,283
Fund Share Commissions Receivable from Advisor	360

Total Assets	$20,693,845

LIABILITIES

amount
Accrued Advisory Fees	3,923
Accrued 12b-1 Fees	6,943
Payable for Fund Shares Redeemed	47,749
Payable for Distributions	253,498
Accrued Expenses	12,264

Total Liabilities	$324,377

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,582,313 shares outstanding)	$16,312,866
Net Asset Value and Redemption price Per Class A Share ($16,312,866 / 1,582,313 shares)	$10.31
Offering Price Per Share ($10.31 / 0.9575)	$10.77

Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 402,608 shares outstanding)	$4,056,602
Net Asset Value and Offering Price Per Class B Share ($4,056,602 / 402,608 shares)	$10.08
Redemption Price Per Share ($10.08 X 0.95)	$9.58

Net Assets	$20,369,468

SOURCES OF NET ASSETS

amount
At December 31, 2003, Net Assets Consisted of:
Paid-in Capital	$19,835,354
Accumulated Net Realized Loss on Investments	(25,188)
Net Unrealized Appreciation in Value of Investments	559,302

Net Assets	$20,369,468

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [41]

STATEMENT OF OPERATIONS

For the year ended December 31, 2003

INVESTMENT INCOME

amount
Interest	$875,855

Total Investment Income	875,855

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	104,105
Fund Accounting, Transfer Agency, & Administration Fees	58,227
Auditing Fees	8,916
12b-1 Fees (Class A = $33,629, Class B = $29,245) [NOTE 3]	62,874
Registration Fees	19,859
Custodian Fees	3,860
Printing Expense	3,644
Insurance Expense	1,828
Legal Expense	2,624
Service Fees (Class B) [NOTE 3]	9,748
Miscellaneous Expense	2,361

Total Expenses	278,046

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(14,224)

Total Net Expenses	263,822

Net Investment Income	612,033

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	255,972
Change in Unrealized Appreciation of Investments	1,126

Net Realized and Unrealized Gain on Investments	257,098

Increase in Net Assets Resulting from Operations	$869,131

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [42]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/03	year ended 12/31/02
Operations:
Net Investment Income	$612,033	$448,050
Net Change in Unrealized Appreciation of Investments	1,126	592,315
Net Realized Gain on Investments	255,972	30,257

Increase in Net Assets (resulting from operations)	869,131	1,070,622

Distributions to Shareholders:
Net Income
Class A	(496,860)	(366,715)
Class B	(115,173)	(82,816)
Net Realized Gain
Class A	(224,113)	(20,422)
Class B	(57,047)	(5,584)

Total Distributions	(893,193)	(475,537)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	8,407,611	6,265,246
Class B	2,460,525	2,123,831
Dividends Reinvested:
Class A	270,926	137,979
Class B	142,930	67,373
Cost of Shares Redeemed:
Class A	(2,707,453)	(1,287,658)
Class B	(1,391,936)	(489,870)

Increase in Net Assets (resulting from capital share transactions)	7,182,603	6,816,901

Total Increase in Net Assets	7,158,541	7,411,986

Net Assets:
Beginning of Year	13,210,927	5,798,941

End of Year	$20,369,468	$13,210,927

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	804,587	640,087
Class B	241,728	219,360
Shares Reinvested:
Class A	26,091	13,832
Class B	14,078	6,858
Shares Redeemed:
Class A	(260,671)	(132,225)
Class B	(136,428)	(50,448)

Net Increase in Number of Shares Outstanding	689,385	697,464

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [43]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value, Beginning	$10.25	$9.73	$9.53	$9.81	$10.00

Income from Investment Operations:
Net Investment Income	0.37	0.45	0.40	0.49	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.21	0.53	0.20	(0.27)	(0.18)

Total from Investment Operations	0.58	0.98	0.60	0.22	(0.06)

Less Distributions:
Dividends from Net Investment Income	(0.37)	(0.44)	(0.40)	(0.50)	(0.13)
Dividends from Net Realized Gain	(0.15)	(0.02)	—	—	—

Total Distributions	(0.52)	(0.46)	(0.40)	(0.50)	(0.13)

Net Asset Value at End of Period	$10.31	$10.25	$9.73	$9.53	$9.81

Total Return (A)(D)	5.70%	10.32%	6.37%	2.32%	(0.42)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$16,313	$10,374	$4,773	$667	$124

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.43%	1.74%	2.44%	8.99%	13.92	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.35%	1.35%	1.35%	1.35%	1.35	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	3.61%	4.49%	3.91%	(2.19)%	(9.88	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	3.69%	4.88%	5.00%	5.45%	2.70	%(C)

Portfolio Turnover	62.06%	18.10%	20.28%	35.54%	21.25%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [44]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value, Beginning	$10.02	$9.55	$9.54	$9.80	$10.00

Income from Investment Operations:
Net Investment Income	0.29	0.37	0.40	0.45	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.21	0.52	(0.01)	(0.25)	(0.22)

Total from Investment Operations	0.50	0.89	0.39	0.20	(0.07)

Less Distributions:
Dividends from Net Investment Income	(0.29)	(0.40)	(0.38)	(0.46)	(0.13)
Dividends from Net Realized Gain	(0.15)	(0.02)	—	—	—

Total Distributions	(0.44)	(0.42)	(0.38)	(0.46)	(0.13)

Net Asset Value at End of Period	$10.08	$10.02	$9.55	$9.54	$9.80

Total Return (A) (D)	4.93%	9.52%	4.13%	2.12%	(0.92)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,057	$2,837	$1,026	$506	$243

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.18%	2.61%	3.46%	9.74%	14.73	%(C)
After Reimbursement and Waiver of Expenses by Advisor	2.10%	2.10%	2.10%	2.10%	2.10	%(C)

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.87%	3.57%	2.93%	(2.94)%	(2.20	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	2.95%	4.08%	4.29%	4.70%	10.42	%(C)

Portfolio Turnover	62.06%	18.10%	20.28%	35.54%	21.25%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [45]

LETTER FROM THE MANAGER

December 31, 2003

AGGRESSIVE GROWTH FUND

The positive finish to the month and year were driven by investor expectations that economic growth will continue to be strong well into 2004 and that corporate profits will continue to record double-digit growth. Within the market as a whole, small and mid cap companies recorded the strongest advances in the year; however, growth and value styles produced similar returns, with neither style dominating. As the year came to a close, most U.S. stock indexes ended at or very close to their 52 week highs, completing a year that by any standard provided one of the broadest market advances in quite some time.

The portfolio delivered outstanding absolute returns for the year, but trailed the benchmark Russell Mid Cap Growth Index slightly. The greatest area of strength during the year was Information Technology. Technology companies benefiting from strong end markets performed exceptionally well, including SanDisk Corp. (storage products based on flash memory), Network Appliance (network area storage systems), and Yahoo! (internet searching services and portals). The portfolio also delivered strong results in the Health Care sector. Helping performance for the year were Teva Pharmaceutical (generic drugs) and Guidant Corp. (health care equipment and devices).

The two areas that acted as a drag on relative performance were Cash and Consumer Discretionary stocks. In a strongly rising market, cash will particularly detract from the portfolio’s relative performance. Cash is not used strategically in the portfolio, but rather it is maintained as a cushion for portfolio management needs. In the Consumer Discretionary sector, the portfolio’s holdings generated a positive rate of return for the year, but lagged the return of consumer related stocks. PETsMART Inc. (specialty retailer focused on pet supplies) and Brinker International (casual dining restaurants) produced weak results in a strong performing sector.

2003 was a very solid year for mid cap growth stocks and can be characterized as a broad market advance. Every major sector in both the portfolio and the benchmark generated a positive rate of return, a sharp contrast to the past three years (2000 – 2002). The key to positive returns in 2004 is earnings growth. Importantly, the strength in earnings growth and positive revisions is persisting, which is a favorable sign as we move into the first half of 2004. Having said that, as stock prices have risen considerably over the past year, we remain sensitive to valuations and will take action, by trimming or selling positions, when it is warranted. We do not expect the coming year to mirror that of 2003 where a broad mix of stocks advanced sharply. In our view, strong stock selection will be required to produce attractive absolute and relative returns – an environment we welcome, as bottom up stock picking represents the core of our investment approach.

Provident Investment Counsel, Inc.

Letter From The Manager [46]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

COMMON STOCKS - 95.26%

number of shares		market value
	AIR TRANSPORTATION, SCHEDULED - 1.34%
5,700	JetBlue Airways Corp.*	$151,164

	APPAREL MANUFACTURERS - 1.42%
4,250	Coach, Inc.*	160,438

	AUTO MANUFACTURERS - 2.89%
6,800	Navistar International Corp.*	325,652

	BIOMEDICAL - 1.65%
4,500	ICOS Corp.*	185,760

	COMMUNICATIONS EQUIPMENT - 2.12%
6,450	UTStarcom, Inc.*	239,102

	COMPUTER STORAGE DEVICES - 5.01%
16,250	Maxtor Corp.	180,375
8,150	Network Appliance, Inc.*	167,319
3,550	Sandisk Corp.*	217,047

		564,741

	DRILLING OIL & GAS WELLS - 1.34%
5,550	Ensco International, Inc.	150,794

	EDUCATIONAL SERVICES - 4.59%
2,650	Corinthian Colleges, Inc.	147,234
4,300	Education Management Corp.*	133,472
2,500	ITT Educational Services, Inc.*	117,425
1,100	Strayer Educational, Inc.	119,713

		517,844

	ELECTRONICS - 2.06%
7,350	Tektronix, Inc.	232,260

	ENTERTAINMENT & LEISURE - 1.55%
5,500	Brunswick Corp.	175,065

	FINANCIAL SERVICES - 5.81%
2,150	Bear Stearns Cos., Inc.	171,892
7,400	CIT Group, Inc.	266,030
9,400	Friedman Billings Ramsey Group, Inc.	216,952

		654,874

	HOUSEHOLD AUDIO & VIDEO EQUIPMENT - 1.84%
2,800	Harman International Industries, Inc.	207,144

	INTERNET SECURITY - 1.72%
5,600	Symantec Corp.*	194,040

	LINEN SUPPLY & RELATED ITEMS - 0.62%
1,400	Cintas Corporations	70,182

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [47]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

COMMON STOCKS - 95.26% (cont.)

number of shares		market value
	MACHINERY - 1.23%
3,900	Rockwell Automation, Inc.	$138,840

	MEDICAL - DRUGS - 5.52%
3,350	Angiotech Pharmaceuticals*	154,100
7,300	Caremark RX, Inc. *	184,909
4,400	Taro Pharmaceutical Industries, LTD *	283,800

		622,809

	MEDICAL PRODUCTS - 3.50%
2,500	Inamed Corp.*	120,150
3,900	Zimmer Holdings, Inc.*	274,560

		394,710

	OIL, GAS, FIELD SERVICES - 5.10%
5,450	BJ Services Co.*	195,655
7,350	Patterson-UTI Energy, Inc.*	241,962
4,850	XTO Energy, Inc.	137,255

		574,872

	PHARMACEUTICAL PREPARATIONS - 2.74%
7,650	Omnicare, Inc.	308,983

	PRINTED CIRCUIT BOARDS - 1.68%
6,685	Jabil Circuit, Inc.*	189,185

	RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.17%
5,650	Bed Bath & Beyond, Inc.*	244,928

	RETAIL - RESTAURANTS - 1.28%
3,650	Panera Bread Co. Class A*	144,284

	RETAIL - RETAIL STORES - 3.51%
7,400	Ross Stores, Inc.	195,582
5,750	Williams-Sonoma, Inc.*	199,928

		395,510

	RETAIL - VARIETY STORES - 3.12%
6,629	Dollar Tree Stores, Inc.*	199,268
4,250	Family Dollar Stores, Inc.	152,490

		351,758

	SEMICONDUCTORS & RELATED DEVICES - 10.47%
14,000	Amkor Technology, Inc.*	254,940
11,550	ATI Technologies, Inc.*	174,636
7,250	Intersil Corp.*	180,163
6,150	Lam Research Corp.*	198,645
3,650	Maxim Integrated Products, Inc.	181,770
3,700	Qlogic Corp.*	190,920

		1,181,074

	SERVICES - COMMERCIAL - 1.46%
4,150	Iron Mountain, Inc.*	164,091

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [48]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

COMMON STOCKS - 95.26% (cont.)

number of shares		market value
	SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 1.54%
3,800	Cognizant Technology Solutions Corp.*	$173,432

	SERVICES - EQUIPMENT RENTAL & LEASING - 1.56%
5,875	Rent-A-Center, Inc.*	175,545

	SERVICES - HELP SUPPLY SERVICES - 2.02%
4,850	Manpower, Inc.	228,338

	SERVICES - PREPACKAGED SOFTWARE - 4.41%
6,900	Cognos, Inc.*	211,278
4,150	Mercury Interactive Corp.*	201,856
1,850	National Instruments Corp.	84,120

		497,254

	SERVICES - TRANSPORTATION - 1.44%
6,000	JB Hunt Transport Services, Inc.*	162,060

	SERVICES - WASTE DISPOSAL - 1.63%
3,950	Stericycle, Inc.*	184,465

	SERVICES - WEB HOSTING/DESIGN - 1.27%
8,050	Macromedia, Inc.*	143,612

	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.23%
2,300	Guidant Corp.	138,460

	TELEVISION BROADCASTING STATIONS - 2.52%
7,150	Univision Communications, Inc.*	283,783

	WIRELESS EQUIPMENT - 1.90%
15,950	Nextel Partners, Inc.*	214,527

	Total Common Stocks (cost $9,316,563)	10,741,580

SHORT-TERM INVESTMENTS - 4.42%

number of shares		market value
25,932	Federated Cash Trust Series II Treasury	25,932
472,870	First American Treasury Obligations Fund Class A	472,870

	Total Short-Term Investments (cost $498,802)	498,802

	TOTAL INVESTMENTS - 99.68% (identified cost $9,815,365)	11,240,382
	OTHER ASSETS AND LIABILITIES, NET - 0.32%	35,582

	NET ASSETS - 100.00%	$11,275,964

*	Non-income producing securities
(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [49]

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2003

ASSETS

amount
Investments in Securities at Value (identified cost $9,815,365) [NOTE 1]	$11,240,382
Receivables:
Interest	154
Dividends	3,743
Fund Shares Sold	58,145
Prepaid expenses	3,840
Due from Advisor	8,725
Fund Shares Commissions Receivable from Advisor	782

Total Assets	$11,315,771

LIABILITIES

amount
Accrued 12b-1 fees	$3,143
Payable for Investment Securities Purchased	27,830
Payable for Fund Shares Redeemed	1,150
Accrued Expenses	7,684

Total Liabilities	$39,807

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,565,928 shares outstanding)	$9,920,202
Net Asset Value and Redemption price Per Class A Share ($9,920,202 / 1,565,928 shares)	$6.34
Offering Price Per Share ($6.34/ 0.9475)	$6.69
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 219,048 shares outstanding)	$1,355,762
Net Asset Value and Offering Price Per Class B Share ($1,355,762 / 219,048 shares)	$6.19
Maximum Redemption Price Per Class B Share ($6.19 x 0.95)	$5.88

Net Assets	$11,275,964

SOURCES OF NET ASSETS

amount
At December 31, 2003, Net Assets Consisted of:
Paid-in Capital	$10,726,793
Accumulated Net Realized Loss on Investments	(875,846)
Net Unrealized Appreciation in Value of Investments	1,425,017

Net Assets	$11,275,964

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [50]

STATEMENT OF OPERATIONS

For the year ended December 31, 2003

INVESTMENT INCOME

amount
Interest	$1,633
Dividends	16,608

Total Investment Income	18,241

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	64,226
Custodian Fees	12,385
Fund Accounting, Transfer Agency, & Administration Fees	23,708
Registration Fees	3,495
12b-1 Fees (Class A =$16,721, Class B =$6,477) [NOTE 3]	23,198
Auditing Fees	2,326
Service Fees (Class B) [NOTE 3]	2,171
Legal Expense	2,741
Printing Expense	2,067
Insurance Expense	2,231
Miscellaneous Expense	7,345

Total Expenses	145,893

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(18,414)

Total Net Expenses	127,479

Net Investment Loss	(109,238)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	990,816
Change in Unrealized Appreciation of Investments	1,548,135

Net Realized and Unrealized Gain on Investments	2,538,951

Increase in Net Assets Resulting from Operations	$2,429,713

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [51]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/03	year ended 12/31/02
Operations:
Net Investment Loss	$(109,238)	$(67,721)
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,548,135	(395,808)
Net Realized Gain (Loss) on Investments	990,816	(1,224,764)

Increase (Decrease) in Net Assets (resulting from operations)	2,429,713	(1,688,293)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	3,315,661	3,330,868
Class B	616,695	408,599
Cost of Shares Redeemed:
Class A	(433,883)	(440,288)
Class B	(54,443)	(121,158)

Increase in Net Assets (resulting from capital share transactions)	3,444,030	3,178,021

Total Increase in Net Assets	5,873,743	1,489,728

Net Assets:
Beginning of Year	5,402,221	3,912,493

End of Year	$11,275,964	$5,402,221

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	579,856	611,101
Class B	113,584	77,504
Shares Redeemed:
Class A	(84,490)	(71,715)
Class B	(11,506)	(21,856)

Net Increase in Number of Shares Outstanding	597,444	595,034

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [52]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$4.56	$6.61	$8.35	$10.00

Income from Investment Operations:
Net Investment Loss	(0.06)	(0.05)	(0.05)	—
Net Realized and Unrealized Gain (Loss) on Investments	1.84	(2.00)	(1.69)	(1.65)

Total from Investment Operations	1.78	(2.05)	(1.74)	(1.65)

Less Distributions:
Dividends from Realized Gains	—	—	—	—
Dividends from Net Investment Income	—	—	—	—

Total Distributions	—	—	—	—

Net Asset Value at End of Period	$6.34	$4.56	$6.61	$8.35

Total Return (A) (D)	39.04%	(31.01)%	(20.84)%	(16.50)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$9,920	$4,878	$3,510	$717

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.85%	2.64%	3.87%	10.20	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.60%	1.60%	1.60%	1.60	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.60)%	(2.44)%	(3.53)%	(8.91	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(1.35)%	(1.40)%	(1.26)%	(0.31	)%(C)

Portfolio Turnover	119.33%	134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For The Period October 4, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [53]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS B SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$4.48	$6.56	$8.34	$10.00

Income from Investment Operations:
Net Investment Loss	(0.08)	(0.08)	(0.11)	—
Net Realized and Unrealized Gain (Loss) on Investments	1.79	(2.00)	(1.67)	(1.66)

Total from Investment Operations	1.71	(2.08)	(1.78)	(1.66)

Less Distributions:
Dividends from Realized Gains	—	—	—	—
Dividends from Net Investment Income	—	—	—	—

Total Distributions	—	—	—	—

Net Asset Value at End of Period	$6.19	$4.48	$6.56	$8.34

Total Return (A) (D)	38.17%	(31.71)%	(21.34)%	(16.60)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,356	$525	$402	$248

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.60%	3.70%	4.63%	10.95	%(C)
After Reimbursement of Expenses by Advisor	2.35%	2.35%	2.35%	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(2.35)%	(3.50)%	(4.24)%	(9.66	)%(C)
After Reimbursement of Expenses by Advisor	(2.10)%	(2.15)%	(1.96)%	(1.06	)%(C)

Portfolio Turnover	119.33%	134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For The Period October 6, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [54]

LETTER FROM THE MANAGER

December 31, 2003

LARGE/MID CAP GROWTH FUND

The year started inauspiciously with the prospect of war with Iraq, an outbreak of corporate scandal and the gloom of a down market. These issues formed the backdrop of an early-stage recovery marked by disappointing employment trends and the threat of deflation leading to a double-dip recession. However, gradual economic improvement – especially in the second half of 2003 – brightened investors’ outlook for 2004. The year-end returns of the major indexes were uniformly positive - the S&P 500 Index gained 28.7%, the Dow Jones Industrial Average gained 28.3% and the Russell 1000® Growth Index gained 29.7%.

For the full year 2003, The Timothy Plan® Large/Mid-Cap Growth Fund under-performed the benchmark Russell 1000® Growth Index. This was largely the result of the market favoring lower-quality, more cyclically sensitive companies, especially within the Technology sector. The fund’s performance was limited by under-weighting the strong Technology sector, by stock selections within the Consumer Discretionary sector (e.g., retailer Kohl’s) and stock selections within the weak Financial Services sector (e.g., data processor ADP). However, performance did benefit from stock selections within the weak Healthcare sector (e.g., medical supplier Zimmer Holdings) and over-weighting the Producer Durables sector (e.g., electronic equipment maker Molex). As of December 31, the fund remained fully invested in 39 companies and diversified among the major economic sectors.

To help sustain the recovery, the Fed is expected to keep short-term interest rates close to 1 percent, at least into the middle of 2004. In addition, the economic stimulus package should give consumers and businesses more discretionary income. Although rising interest rates pose a threat to the housing sector, one of the brightest parts of the economy, the business spending outlook has improved considerably due to a number of factors working in concert: improved confidence, increased profitability, tax-incentives and less concern with reducing inventory. We expect the market will begin to favor companies with solid earnings – the primary driver of stock prices – and strong fundamentals. As the recovery matures, more-established companies with sustainable earnings and solid fundamentals typically outperform. Second, a weak dollar and increased international opportunity point toward a broad synchronized recovery that should favor large, multinational companies with diverse global exposure. Finally, many investors who fled to the sidelines at the start of the recession will likely take the opportunity to buy high-quality stocks that are at more attractive valuations.

Rittenhouse Asset Management, Inc.

Letter From The Manager [55]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

COMMON STOCKS - 95.59%

number of shares		market value
	ACCIDENT & HEALTH INSURANCE - 2.81%
20,000	AFLAC, Inc.	$723,600

	AEROSPACE & DEFENSE - 1.79%
9,000	L-3 Communications Holdings, Inc. *	462,240

	AIRCRAFT ENGINES & ENGINE PARTS - 1.84%
5,000	United Technologies Corp.	473,850

	BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 6.41%
18,925	Amgen, Inc. *	1,169,565
19,000	MedImmune, Inc. *	482,600

		1,652,165

	COMMERCIAL SERVICES & SUPPLIES - 1.58%
6,000	Apollo Group, Inc.*	408,000

	COMMUNICATIONS EQUIPMENT - 3.36%
51,000	Nokia Oyj (a)	867,000

	COMPUTERS & PERIPHERALS - 2.60%
52,000	EMC Corporation*	671,840

	ELECTRONIC CONNECTORS - 1.89%
14,000	Molex, Inc.	488,460

	FINANCE - CONSUMER LOANS - 2.19%
15,000	SLM Corp.	565,200

	FIRE, MARINE & CASUALTY INSURANCE - 4.54%
17,650	American International Group, Inc.	1,169,842

	FOOD & STAPLES RETAILING - 2.88%
14,000	Wal-Mart Stores, Inc.	742,700

	FUNCTIONS RELATED TO DEPOSITORY BANKING - 1.50%
26,000	Concord EFS, Inc. *	385,840

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 1.95%
6,000	Illinois Tool Works, Inc.	503,460

	HEALTH CARE EQUIPMENT & SUPPLIES - 3.42%
24,000	Boston Scientific Corporation *	882,240

	MULTILINE RETAIL - 0.83%
6,000	Family Dollar Stores, Inc.	215,280

	NATIONAL COMMERCIAL BANKS - 1.85%
19,250	MBNA Corp.	478,363

	ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 6.42%
11,000	Biomet, Inc.	400,510
9,000	St Jude Medical, Inc. *	552,150
10,000	Zimmer Holdings, Inc. *	704,000

		1,656,660

The accompanying notes are an integral part of these financial statements

Timothy Plan Large/Mid-Cap Growth Fund [56]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

COMMON STOCKS - 95.59% - continued

number of shares		market value
	OFFICE ELECTRONICS - 2.83%
11,000	Zebra Technologies Corporation *	$730,070

	PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 2.91%
15,000	Colgate Palmolive Co.	750,750

	PHARMACEUTICAL PREPARATIONS - 2.38%
8,000	Allergan, Inc.	614,480

	RETAIL-DEPARTMENT STORES - 1.92%
11,000	Kohl’s Corp. *	494,340

	RETAIL-HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.86%
17,000	Bed Bath & Beyond, Inc. *	736,950

	RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.15%
10,000	Lowe’s Companies, Inc.	553,900

	RETAIL-OFFICE SUPPLIES - 1.69%
16,000	Staples, Inc.*	436,800

	SEMICONDUCTORS & RELATED DEVICES - 8.72%
20,000	Analog Devices	913,000
22,000	Applied Materials, Inc. *	493,900
20,000	Linear Technology Corp.	841,400

		2,248,300

	SERVICES-COMPUTER PROCESSING AND DATA PREPARATION - 1.08%
7,000	Automatic Data Processing, Inc.	277,270

	SERVICES-PREPACKAGED SOFTWARE - 1.60%
29,675	Siebel Systems, Inc. *	411,592

	SOFTWARE - 6.83%
6,000	Mercury Interactive Corporation *	291,840
17,000	SAP AG (a)	706,520
22,000	Symantec Corporation *	762,300

		1,760,660

	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 4.28%
13,000	Stryker Corp.	1,105,130

	TRUCKING & COURIER SERVICES (NO AIR) - 1.45%
5,000	United Parcel Service, Inc., Class B	372,750

	THERAPEUTICS - 2.70%
12,000	Gilead Sciences, Inc. *	697,680

	WHOLESALE-GROCERIES & RELATED PRODUCTS - 4.33%
30,000	Sysco Corp.	1,116,900

	Total Common Stocks (cost $21,777,084)	24,654,312

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [57]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

SHORT-TERM INVESTMENTS - 3.52%

number of shares		market value
907,646	First American Treasury Obligations Fund, Class A (Cost $907,646)	$907,646

	TOTAL INVESTMENTS - 99.11% (identified cost $22,684,730)	25,561,958
	OTHER ASSETS LESS LIABILITIES, NET - 0.89%	230,769

	NET ASSETS - 100.00%	$25,792,727

*	Non-income producing securities
(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [58]

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2003

ASSETS

amount
Investments in Securities at Value (identified cost $22,684,730 ) [NOTE 1]	$25,561,958
Receivables:
Interest	171
Dividends	13,375
Fund Shares Sold	237,817
Prepaid Expenses	7,359
Fund Shares Commissions Receivable from Advisor	1,079

Total Assets	$25,821,759

LIABILITIES

amount
Accrued Advisory Fees	$5,783
Accrued 12b-1 Fees	6,748
Payable for Fund Shares Redeemed	1,948
Accrued expenses	14,553

Total Liabilities	$29,032

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,792,643 shares outstanding)	$23,407,424
Net Asset Value and Redemption Price Per Class A Share ($23,407,424/3,792,643 shares)	$6.17
Offering Price Per Share ($6.17/0.9475)	$6.51
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 394,817 shares outstanding)	$2,385,303
Net Asset Value and Offering Price Per Class B Share ($2,385,303/394,817 shares)	$6.04
Maximum Redemption Price Per Class B Share ($6.04 x 0.95 )	$5.74

Net Assets	$25,792,727

SOURCES OF NET ASSETS

amount
At December 31, 2003, Net Assets Consisted of:
Paid-in Capital	$26,848,736
Accumulated Net Realized Loss on Investments	(3,933,237)
Net Unrealized Appreciation in Value of Investments	2,877,228

Net Assets	$25,792,727

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [59]

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2003

INVESTMENT INCOME

amount
Interest	$7,420
Dividends	99,032

Total Investment Income	106,452

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	158,566
Fund Accounting, Transfer Agency, & Administration Fees	55,944
12b-1 Fees (Class A = $42,110, Class B = $13,579) [NOTE 3]	55,689
Service Fees (Class B) [NOTE 3]	4,526
Registration Fees	7,893
Custodian Fees	7,174
Printing Expense	5,074
Auditing Fees	4,972
Insurance Expense	2,065
Legal Expense	7,226
Miscellaneous Expense	6,967

Total Expenses	316,096

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(4,937)

Total Net Expenses	311,159

Net Investment Loss	(204,707)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(626,200)
Change in Unrealized Appreciation of Investments	4,364,035

Net Realized and Unrealized Gain (Loss) on Investments	3,737,835

Increase in Net Assets Resulting from Operations	$3,533,128

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [60]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/03	year ended 12/31/02
Operations:
Net Investment Loss	$(204,707)	$(131,104)
Net Change in Unrealized Appreciation (Depreciation) of Investments	4,364,035	(1,277,088)
Net Realized Loss on Investments	(626,200)	(2,799,300)

Increase (Decrease) in Net Assets (resulting from operations)	3,533,128	(4,207,492)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	8,342,710	9,248,432
Class B	902,768	996,860
Cost of Shares Redeemed:
Class A	(1,175,274)	(1,215,853)
Class B	(165,119)	(239,508)

Increase in Net Assets (resulting from capital share transactions)	7,905,085	8,789,931

Total Increase in Net Assets	11,438,213	4,582,439

Net Assets:
Beginning of Year	14,354,514	9,772,075

End of Year	$25,792,727	$14,354,514

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,481,784	1,523,174
Class B	168,169	173,694
Shares Redeemed:
Class A	(226,472)	(202,436)
Class B	(32,039)	(42,116)

Net Increase in Number of Shares Outstanding	1,391,442	1,452,316

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [61]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$5.14	$7.28	$9.43	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)	(0.04)	(0.04)	—
Net Realized and Unrealized Gain (Loss) on Investments	1.08	(2.10)	(2.11)	(0.57)

Total from Investment Operations	1.03	(2.14)	(2.15)	(0.57)

Net Asset Value at End of Period	$6.17	$5.14	$7.28	$9.43

Total Return (A)(D)	20.04%	(29.40)%	(22.80)%	(5.69)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$23,407	$13,044	$8,854	$1,547

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.62%	1.80%	2.32%	5.55	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.60%	1.60%	1.60%	1.60	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.05)%	(1.21)%	(1.72)%	(3.98	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(1.03)%	(1.01)%	(1.00)%	(0.03	)%(C)

Portfolio Turnover	53.43%	52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the period October 5, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For periods of less than a full year, the total return is not annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [62]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$5.07	$7.22	$9.41	$10.00

Income from Investment Operations:
Net Investment Loss	(0.08)	(0.07)	(0.08)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.05	(2.08)	(2.11)	(0.58)

Total from Investment Operations	0.97	(2.15)	(2.19)	(0.59)

Net Asset Value at End of Period	$6.04	$5.07	$7.22	$9.41

Total Return (A)(D)	19.13%	(29.92)%	(23.27)%	(5.89)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,385	$1,311	$918	$444

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.38%	2.72%	3.66%	6.30	%(C)
After Reimbursement of Expenses by Advisor	2.35%	2.35%	2.35%	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.74)%	(2.12)%	(3.11)%	(4.73	)%(C)
After Reimbursement of Expenses by Advisor	(1.71)%	(1.75)%	(1.80)%	(0.78	)%(C)

Portfolio Turnover	53.43%	52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the period October 9, 2000 (Commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For periods of less than a full year, the total return is not annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [63]

LETTER FROM THE MANAGER

December 31, 2003

STRATEGIC GROWTH FUND

The Timothy Plan Strategic Growth Fund is an asset allocation fund that only invests in our underlying traditional funds on a prescribed basis. The comments of our various sub-advisors in the preceding section of this report for their analysis of our 2003 investment results and their estimate of the climate for 2004 are therefore applicable to the Strategic Growth Fund as well.

Although we manage this fund internally, our investment decisions are limited to keeping our allocation model in balance. For example, in 2003, we strived to keep the assets in this fund invested in a manner that maintained the following allocation as closely as possible: 35% in our Large/Mid Cap Growth Fund; 25% in our Large/Mid Cap Value Fund; 20% in our Small Cap Value Fund; and 20% in our Aggressive Growth Fund.

We believe our two asset allocation funds offered our investors two distinct advantages:

1.	We monitored the allocation percentages on a continuous basis in order to keep them at or near their prescribed levels, and

2.	Since we are a mutual fund, we were able to direct the new investment dollars we received in such a manner that we maintained the prescribed percentages. By doing so we were able to overcome the necessity of selling what went up to buy more of what went down to keep their allocation in place. Our activities in 2003 consequently avoided generating unwelcome capital gains in taxable accounts.

We will continue to follow this approach in 2004.

Arthur D. Ally

President

The Timothy Plan

Letter From The Manager [64]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

MUTUAL FUNDS - 99.75%

number of shares		market value
920,796	Timothy Aggressive Growth Fund, Class A *	$5,837,845
1,666,873	Timothy Large/Mid-Cap Growth Fund, Class A *	10,284,604
624,180	Timothy Large/Mid-Cap Value Fund, Class A *	7,277,940
376,976	Timothy Small Cap Value Fund, Class A *	5,824,276

	TOTAL COMMON STOCK (Cost $27,748,235)	29,224,665

SHORT-TERM INVESTMENTS - 0.15%

number of shares		market value
45,065	First American Treasury Obligations Fund, Class A (cost $45,065)	45,065

	TOTAL INVESTMENTS - 99.90% (identified cost $27,793,300)	29,269,730

	OTHER ASSETS AND LIABILITIES, Net - 0.10%	27,705

	NET ASSETS - 100.00%	$29,297,435

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [65]

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2003

ASSETS

amount
Investments in Securities at Value (identified cost $27,793,300) [NOTE 1]	$29,269,730
Receivables:
Fund Shares Sold	203,606
Interest Receivable	28
Fund Shares Commissions Receivable from Advisor	2,538
Prepaid expenses	10,751

Total Assets	$29,486,653

LIABILITIES

amount
Payable for Fund Shares Redeemed	153,696
Accrued 12b-1 Fees	16,223
Accrued Support Service Fee	6,022
Accrued Expenses	13,277

Total Liabilities	$189,218

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,599,171 shares outstanding)	$12,947,882
Net Asset Value and Redemption Price Per Class A Share ($12,947,882/ 1,599,171 shares)	$8.10
Offering Price Per Share ($8.10/0.9475)	$8.55
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,064,357 shares outstanding)	$16,349,553
Net Asset Value and Offering Price Per Class B Share ($16,349,553 / 2,064,357 shares)	$7.92
Maximum Redemption Price Per Class B Share ($7.92 x 0.95)	$7.52

Net Assets	$29,297,435

SOURCES OF NET ASSETS

amount
At December 31, 2003, Net Assets Consisted of:
Paid-in Capital	27,971,131
Net Accumulated Realized Loss on Investments	(150,126)
Net Unrealized Appreciation in Value of Investments	1,476,430

Net Assets	$29,297,435

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [66]

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2003

INVESTMENT INCOME

amount
Interest	$324

Total Investment Income	324

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	32,473
Fund Accounting, Transfer Agency, & Administration Fees	68,028
12b-1 Fees (Class A = $23,388, Class B = $92,200) [NOTE 3]	115,588
Custodian Fees	8,119
Auditing Fees	5,820
Service Fees (Class B) [NOTE 3]	30,733
Service Support Fees (Class A = $23,388, Class B = $30,733) [NOTE 3]	54,121
Registrations Expense	10,519
Legal Expense	3,391
Insurance Expense	2,451
Printing Expense	5,902
Miscellaneous Expense	8,293

Total Expenses	345,438

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(4,281)

Total Net Expenses	341,157

Net Investment Loss	(340,833)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investment Securities	(129,881)
Change in Unrealized Appreciation of Investments	5,970,876

Net Realized and Unrealized Gain (Loss) on Investments	5,840,995

Increase in Net Assets Resulting from Operations	$5,500,162

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [67]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS

	year ended 12/31/03	year ended 12/31/02

Operations:
Net Investment Loss	$(340,833)	$(254,455)
Net Change in Unrealized Appreciation (Depreciation) of Investments	5,970,876	(4,365,635)
Capital Gain Distributions from Other Investment Companies	—	1,559
Net Realized Loss on Investments	(129,881)	(21,847)

Increase (Decrease) in Net Assets (resulting from operations)	5,500,162	(4,640,378)

Distributions to Shareholders:
Net Capital Gains:
Class A	—	(233)
Class B	—	(298)

Total Distributions	—	(531)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,418,101	5,482,338
Class B	5,701,431	6,156,072
Dividends Reinvested:
Class A	—	226
Class B	—	280
Cost of Shares Redeemed:
Class A	(1,316,051)	(772,079)
Class B	(1,830,172)	(1,118,254)

Increase in Net Assets (resulting from capital share transactions)	6,973,309	9,748,583

Total Increase in Net Assets	12,473,471	5,107,674

Net Assets:
Beginning of Year	16,823,964	11,716,290

End of Year	$29,297,435	$16,823,964

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	619,737	728,315
Class B	822,402	827,148

Cost of Shares Reinvested:
Class A	—	35
Class B	—	44

Shares Redeemed:
Class A	(193,580)	(106,990)
Class B	(262,101)	(159,680)

Net Increase in Number of Shares Outstanding	986,458	1,288,872

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [68]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.33	$8.47	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.07)	(0.07)	(0.05)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.84	(2.07)	(1.08)	(0.38)

Total from Investment Operations	1.77	(2.14)	(1.13)	(0.39)

Less Distributions:
Dividends from Realized Gains	—	— *	(0.01)	—
Dividends from Net Investment Income	—	—	—	—

Total Distributions	—	—	(0.01)	—

Net Asset Value at End of Period	$8.10	$6.33	$8.47	$9.61

Total Return (A) (B)	27.96%	(25.26)%	(11.72)%	(3.90)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$12,948	$7,430	$4,675	$456

Ratio of Expenses to Average Net Assets:
Before Reimbursement and waiver of Expenses by Advisor	1.17%	1.34%	1.68%	6.80	%(C)
After Reimbursement and waiver of Expenses by Advisor	1.15%	1.25%	1.25%	1.25	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and waiver of Expenses by Advisor	(1.17)%	(1.34)%	(1.61)%	(6.22	)%(C)
After Reimbursement and waiver of Expenses by Advisor	(1.15)%	(1.25)%	(1.18)%	(0.67	)%(C)

Portfolio Turnover	0.53%	0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C)	Annualized
(D)	For the Period October 5, 2000 (commencement of operations) to December 31, 2000.
*	Distribution was less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [69]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.25	$8.42	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.11)	(0.12)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	1.78	(2.05)	(1.09)	(0.36)

Total from Investment Operations	1.67	(2.17)	(1.18)	(0.39)

Less Distributions:
Dividends from Realized Gains	—	— *	(0.01)	—
Dividends from Net Investment Income	—	—	—	—

Total Distributions	—	—	(0.01)	—

Net Asset Value at End of Period	$7.92	$6.25	$8.42	$9.61

Total Return (A) (B)	26.72%	(25.77)%	(12.24)%	(3.90)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$16,350	$9,394	$7,042	$904

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.92%	2.10%	2.27%	7.55	%(C)
After Reimbursement of Expenses by Advisor	1.90%	2.00%	2.00%	2.00	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.92)%	(2.10)%	(2.21)%	(6.97	)%(C)
After Reimbursement of Expenses by Advisor	(1.90)%	(2.00)%	(1.94)%	(1.42	)%(C)

Portfolio Turnover	0.53%	0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)	Annualized
(D)	For the Period October 9, 2000 (commencement of operations) to December 31, 2000.
*	Distribution was less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [70]

LETTER FROM THE MANAGER

December 31, 2003

CONSERVATIVE GROWTH FUND

The Timothy Plan Conservative Growth Fund is an asset allocation fund that only invests in our underlying traditional funds on a prescribed basis. The comments of our various sub-advisors in the preceding section of this report for their analysis of our 2003 investment results and their estimate of the climate for 2004 are therefore applicable to the Conservative Growth Fund as well.

Although we manage this fund internally, our investment decisions are limited to keeping our allocation model in balance. For example, in 2003, we strived to keep the assets in this fund invested in a manner that maintained the following allocation as closely as possible: 30% in our Fixed Income Fund; 30% in our Large/Mid Cap Value Fund; 20% in our Small Cap Value Fund; and 20% in our Large/Mid Cap Growth Fund.

We believe our two asset allocation funds offered our investors two distinct advantages:

1.	We monitor the allocation percentages on a continuous basis in order to keep them at or near their prescribed levels, and

2.	Since we are a mutual fund, we were able to direct the new investment dollars we received in such a manner that we maintained the prescribed percentages. By doing so we were able to overcome the necessity of selling what went up to buy more of what went down to keep their allocation in place. Our activities in 2003 consequently avoided generating unwelcome capital gains in taxable accounts.

We will continue to follow this approach in 2004.

Arthur D. Ally

President

The Timothy Plan

Letter From The Manager [71]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

COMMON STOCKS - 98.78%

number of shares		market value
774,815	Timothy Fixed Income Fund, Class A	$7,988,341
901,215	Timothy Large/Mid-Cap Growth Fund, Class A *	5,560,495
708,954	Timothy Large/Mid-Cap Value Fund, Class A *	8,266,400
357,928	Timothy Small Cap Value Fund, Class A *	5,529,987

	Total Common Stocks (cost $25,366,198)	27,345,223

SHORT-TERM INVESTMENTS - 0.18%

number of shares		market value
50,280	First American Treasury Obligations Fund, Class A (cost $50,280)	50,280

	TOTAL INVESTMENTS - 98.96% (identified cost $25,416,478)	27,395,503

	OTHER ASSETS AND LIABILITIES, NET - 1.04%	288,458

	NET ASSETS - 100.00%	$27,683,961

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [72]

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2003

ASSETS

amount
Investments in Securities at Value (identified cost $25,416,478) [NOTE 1]	$27,395,503
Receivables:
Dividends	180,648
Interest	22
Fund Shares Sold	133,236
Fund Share Commissions Receivable from Advisor	5,377
Prepaid Expenses	12,081

Total Assets	27,726,867

LIABILITIES

amount
Payables:
Accrued 12b-1 fees	13,104
Accrued Support Service Fee	5,693
Capital Gain Distributions	1,256
Fund Shares Redeemed	11,695
Accrued Expenses	11,841

Total Liabilities	43,589

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,601,139 shares outstanding)	$15,764,997
Net Asset Value and Redemption price Per Class A Share ($15,764,997 / 1,601,139 shares)	$9.85
Offering Price Per Share ($9.85 / 0.9475)	$10.40
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,241,750 shares outstanding)	$11,918,281
Net Asset Value and Offering Price Per Class B Share ($11,918,281 / 1,241,750 shares)	$9.60
Maximum Redemption Price Per Share ($9.60 x 0.95)	$9.12

Net Assets	$27,683,278

SOURCES OF NET ASSETS

amount
At December 31, 2003, Net Assets Consisted of:
Paid-in Capital	$25,632,518
Accumulated Net Realized Gain on Investments	71,735
Net Unrealized Appreciation in Value of Investments	1,979,025

Net Assets	$27,683,278

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [73]

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2003

INVESTMENT INCOME
amount
Interest	$226
Dividends	253,888

Total Investment Income	254,114

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	31,909
Fund Accounting, Transfer Agency, & Administration Fees	66,722
12b-1 Fees (Class A =$29,373, Class B =$71,429) [NOTE 3]	100,802
Service Fees (Class B) [NOTE 3]	23,809
Service Support Fees (Class A =$29,373, Class B =$23,809) [NOTE 3]	53,182
Custodian Fees	6,702
Auditing Fees	6,950
Insurance Expense	2,483
Legal Expense	3,333
Registration Expense	13,480
Printing Expense	5,898
Miscellaneous Expense	7,878

Total Expenses	323,148

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(7,081)

Total Net Expenses	316,067

Net Investment Loss	(61,953)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	32,579
Capital Gain Distributions from other Investment Companies	91,213
Change in Unrealized Appreciation of Investments	3,966,514

Net Realized and Unrealized Gain on Investments	4,090,306

Increase in Net Assets Resulting from Operations	$4,028,353

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [74]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/03	year ended 12/31/02
Operations:
Net Investment Loss	$(61,953)	$(9,606)
Net Change in Unrealized Appreciation (Depreciation) of Investments	3,966,514	(2,136,114)
Capital Gain Distributions From Other Investment Companies	91,213	7,227
Net Realized Gain on Investments	32,579	—

Increase (Decrease) in Net Assets (resulting from operations)	4,028,353	(2,138,493)

Distributions to shareholders:
Net Income
Class A	—	(116)
Class B	—	(97)
Capital Gains
Class A	(12,327)	—
Class B	(9,562)	—

Total Distributions	(21,889)	(213)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	6,862,856	6,269,947
Class B	4,356,123	5,548,608
Cost of Shares Redeemed:
Class A	(2,944,043)	(1,299,346)
Class B	(2,037,267)	(1,089,694)
Cost of Shares Reinvested:
Class A	11,585	109
Class B	9,048	92

Increase in Net Assets (resulting from capital share transactions)	6,258,302	9,429,716

Total Increase in Net Assets	10,264,766	7,291,010

Net Assets:
Beginning of Year	17,418,512	10,127,502

End of Year	$27,683,278	$17,418,512

Shares of Capital Stock of the Fund Sold:
Shares Sold:
Class A	771,505	708,893
Class B	508,353	634,425
Cost of Shares Redeemed:
Class A	(338,974)	(155,281)
Class B	(241,339)	(125,870)
Cost of Shares Reinvested:
Class A	1,184	13
Class B	949	11

Net Increase in Number of Shares Outstanding	701,678	1,062,191

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [75]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01		period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.20	$9.43	$9.98		$10.00

Income from Investment Operations:
Net Investment Income (Loss)	—	0.02	(0.01)		0.02
Net Realized and Unrealized Gain (Loss) on Investments	1.66	(1.25)	(0.53)		(0.04)

Total from Investment Operations	1.66	(1.23)	(0.54)		(0.02)

Less Distributions:
Dividends from Realized Gains	(0.01)	—	(0.01)		—
Dividends from Net Investment Income	—	— *	(0.00	) *	—

Total Distributions	(0.01)	—	(0.01)		—

Net Asset Value at End of Period	$9.85	$8.20	$9.43		$9.98

Total Return (A) (B)	20.22%	(13.03)%	(5.41)%		(0.20)%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$15,765	$9,573	$5,787		$297

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.18%	1.38%	1.74%		9.91	% (C)
After Reimbursement and Waiver of Expenses by Advisor	1.15%	1.20%	1.20%		1.20	% (C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	0.02%	0.06%	(0.17)%		(7.41	)% (C)
After Reimbursement and Waiver of Expenses by Advisor	0.05%	0.24%	0.37%		1.30	% (C)

Portfolio Turnover	2.51%	0.00%	4.03%		0.56%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized
(D)	For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
*	Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [76]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.06	$9.33	$9.96	$10.00

Income from Investment Operations:
Net Investment Loss	(0.06)	(0.03)	(0.02)	—
Net Realized and Unrealized Gain (Loss) on Investments	1.61	(1.24)	(0.60)	(0.04)

Total from Investment Operations	1.55	(1.27)	(0.62)	(0.04)

Less Distributions:
Dividends from Realized Gains	(0.01)	—	(0.01)	—
Dividends from Net Investment Income	—	— *	0.00 *	—

Total Distributions	(0.01)	—	(0.01)	—

Net Asset Value at End of Period	$9.60	$8.06	$9.33	$9.96

Total Return (A) (B)	19.20%	(13.64)%	(6.23)%	(0.40)%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$11,918	$7,846	$4,340	$481

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.94%	2.13%	2.70%	10.66	% (C)
After Reimbursement and Waiver of Expenses by Advisor	1.90%	1.95%	1.95%	1.95	% (C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.76)%	(0.67)%	(1.19)%	(8.16	)% (C)
After Reimbursement and Waiver of Expenses by Advisor	(0.72)%	(0.49)%	(0.44)%	0.55	% (C)

Portfolio Turnover	2.51%	0.00%	4.03%	0.56%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized
(D)	For the period October 9, 2000 (Commencement of Operations) to December 31, 2000.
*	Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [77]

SCHEDULE OF INVESTMENTS

As of December 31, 2003

SHORT TERM INVESTMENTS - 99.84%

par value		market value
	Government Agencies - 97.20%
$600,000	Federal Home Loan Bank, 0.90%, 01/09/2004	$599,867
261,000	Federal Home Loan Bank, 1.03%, 01/28/2004	260,333
500,000	Federal Home Loan Bank, 1.03%, 02/11/2004	499,407
500,000	Federal Home Loan Bank, 1.00%, 02/13/2004	499,397
500,000	Federal Home Loan Bank, 1.01%, 03/15/2004	498,962
300,000	Federal Home Loan Bank, 1.01%, 04/01/2004	299,241
800,000	Federal Home Loan Bank, 1.07%, 04/23/2004	797,338

	Total Government Agencies (amortized cost $3,454,545)	3,454,545

	Money Market Instruments - 2.64%
93,749	First American Treasury Obligation Fund Class A, 0.31%, (a) (Cost $93,749)	93,749

	TOTAL INVESTMENTS - 99.84% (identified cost $3,548,294)	3,548,294
	OTHER ASSETS AND LIABILITIES, NET - 0.16%	5,713

	NET ASSETS - 100.00%	$3,554,007

(a)	Variable rate security; the rate shown represents the rate at December 31, 2003.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [78]

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2003

ASSETS

amount
Investments in Securities at Value (identified cost $3,548,294) [NOTE 1]	$3,548,294
Receivables:
Interest	20
Fund Shares Sold	3,520
From Investment Advisor	6,286
Prepaid Expenses	4,355

Total Assets	$3,562,475

LIABILITIES

amount
Payable for Fund Shares Redeemed	$3,150
Distribution Payable	944
Accrued Expenses	4,374

Total Liabilities	$8,468

NET ASSETS

amount
Net Assets	$3,554,007

Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	$3,553,917
Net Asset Value, Offering and Redemption Price Per Share ($3,554,007 / 3,553,917 shares)	$1.00

SOURCES OF NET ASSETS

amount
At December 31, 2003, Net Assets Consisted of:
Paid-in Capital	$3,553,991
Accumulated Undistributed Net Investment Income	213
Accumulated Net Realized Loss on Investments	(197)

Net Assets	$3,554,007

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [79]

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2003

INVESTMENT INCOME

amount
Interest	$38,338

Total Investment Income	38,338

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	22,066
Fund Accounting, Transfer Agency, & Administration Fees	18,400
Auditing Fees	471
Insurance Fees	535
Legal Fees	450
Registration Fees	3,971
Custodian Fees	3,125
Printing Fees	832
Miscellaneous Expense	1,683

Total Expenses	51,533

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(33,904)

Total Net Expenses	17,629

Net Investment Income	20,709

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS

amount
Net Realized Losses on Investments	(197)

Increase in Net Assets Resulting from Operations	$20,512

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [80]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS

	year ended 12/31/03	year ended 12/31/02
Operations:
Net Investment Income	$20,709	$25,914
Net Realized Losses on Investments	(197)	—

Increase in Net Assets (resulting from operations)	20,512	25,914

Distributions to Shareholders:
From Net Investment Income	(20,720)	(25,691)

Capital Share Transactions:
Proceeds from Shares Sold	3,118,604	3,588,622
Dividends Reinvested	19,635	25,035
Cost of Shares Redeemed	(3,128,052)	(2,844,283)

Increase in Net Assets (resulting from capital share transactions)	10,187	769,374

Total Increase in Net Assets	9,979	769,597

Net Assets:
Beginning of Year	3,544,028	2,774,431

End of Year (including accumulated net investment income of $213 and $224, respectively)	$3,554,007	$3,544,028

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	3,118,604	3,588,547
Shares Reinvested	19,635	25,035
Shares Redeemed	(3,128,052)	(2,844,283)

Net Increase in Number of Shares Outstanding	10,187	769,299

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [81]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.01	0.01	0.03	0.05	0.02

Total from Investment Operations	0.01	0.01	0.03	0.05	0.02

Less Distributions:
Dividends from Realized Gains	—	—	—	—	—
Dividends from Net Investment Income	(0.01)	(0.01)	(0.03)	(0.05)	(0.02)

Total Distributions	(0.01)	(0.01)	(0.03)	(0.05)	(0.02)

Net Asset Value at End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (A)	0.59%	0.80%	3.34%	5.34%	1.78%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$3,554	$3,544	$2,774	$1,403	$760

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.40%	1.85%	2.33%	4.53%	5.75	% (C)
After Reimbursement of Expenses by Advisor	0.48%	0.85%	0.73%	0.85%	0.85	% (C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.36)%	(0.22)%	1.45%	1.58%	(0.73	)% (C)
After Reimbursement of Expenses by Advisor	0.56%	0.78%	3.05%	5.25%	4.17	% (C)

(A)	Not Annualized.
(B)	For the Period July 9, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [82]

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of eleven series. These financials include the following eight series: The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Money Market Fund, and The Timothy Plan Strategic Growth Fund, (“the Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund’s total assets in US common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Adviser believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 25%-30% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 15%-20% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 25%-30% in the Timothy Plan Fixed Income Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

The Timothy Plan Small-Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund.

The Timothy Plan Large/Mid-Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund’s total assets in US common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Large/Mid-Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its objectives by primarily investing in common stocks and ADRs. The Fund will invest in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, bankers acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Plan Aggressive Growth Fund.

Timothy Plan Notes to Financial Statements [83]

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B. Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Plan Small-Cap Value Fund and The Timothy Plan Large/Mid-Cap Value Fund have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

C. Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D. Classes

Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

E. Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Federal Income Taxes

It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

G. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Timothy Plan Notes to Financial Statements [84]

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2003:

funds	purchases	sales
Aggressive Growth Fund	$11,897,409	$8,552,117
Conservative Growth Fund	$6,536,590	$531,590
Fixed Income Fund	$17,821,836	$10,350,421
Large/Mid-Cap Growth Fund	$16,841,278	$9,346,878
Large/Mid-Cap Value Fund	$13,545,511	$9,373,236
Small-Cap Value Fund	$25,070,539	$18,281,424
Strategic Growth Fund	$6,724,993	$114,993

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) effective January 19, 1994. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of The Timothy Plan Aggressive Growth, The Timothy Plan Small-Cap Value, The Timothy Plan Large/Mid-Cap Growth and The Timothy Plan Large/Mid-Cap Value Funds; 0.60% of the average daily net assets of The Timothy Plan Fixed Income and Timothy Plan Money Market Funds; and 0.15% of the average daily net assets of The Timothy Plan Conservative Growth and The Timothy Plan Strategic Growth Funds. Effective May 16, 2003, TPL voluntarily undertook to waive its advisory fee for the Timothy Plan Money Market Fund. The voluntary undertaking may be modified or terminated at any time. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.25% for the Timothy Plan Money Market Fund and to the specified percentages listed below for each class of shares:

funds	class A	class B
Aggressive Growth Fund	1.60%	2.35%
Conservative Growth Fund	1.15%	1.90%
Fixed Income Fund	1.35%	2.10%
Large/Mid-Cap Growth Fund	1.60%	2.35%
Large/Mid-Cap Value Fund	N/A	N/A
Small-Cap Value Fund	N/A	N/A
Strategic Growth Fund	1.15%	1.90%

Timothy Plan Notes to Financial Statements [85]

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

For the year ended December 31, 2003, TPL waived and reimbursed the Funds as follows:

funds	waivers and reimbursements
Aggressive Growth Fund	$18,414
Conservative Growth Fund	$7,081
Fixed Income Fund	$14,224
Large/Mid-Cap Growth Fund	$4,937
Large/Mid-Cap Value Fund	$—
Money Market Fund	$33,904
Small-Cap Value Fund	$—
Strategic Growth Fund	$4,281

For the Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Large/Mid-Cap Growth Fund, the Timothy Plan Money Market Fund and The Timothy Plan Strategic Growth Fund; the Funds have agreed to repay these expenses within the following three years provided the Funds are able to effect such reimbursements and remain in compliance with applicable limitations.

At December 31, 2003, the cumulative amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

funds
Aggressive Growth Fund	$120,788
Conservative Growth Fund	$60,925
Fixed Income Fund	$85,944
Large/Mid-Cap Growth Fund	$72,907
Money Market Fund	$99,438
Strategic Growth Fund	$37,983

At December 31, 2003, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

funds	12/31/2001	12/31/2002	12/31/2003
Aggressive Growth Fund	$53,162	$49,212	$18,414
Conservative Growth Fund	$27,566	$26,278	$7,081
Fixed Income Fund	$32,486	$39,234	$14,224
Large/Mid-Cap Growth Fund	$41,329	$26,641	$4,937
Money Market Fund	$32,358	$33,176	$33,904
Strategic Growth Fund	$19,993	$13,709	$4,281

The Timothy Plan Aggressive Growth, Timothy Plan Conservative Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value, Timothy Plan Small-Cap Value, and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the

Timothy Plan Notes to Financial Statements [86]

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Class B Plans, the Fund will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the year ended December 31, 2003, the Funds paid TPL under the terms of the Plan as follows.

Class A and B shares of the Assets Allocation Funds each may pay fees for shareholder administrative support services to broker-dealers and other financial organizations at an annual rate of 0.25% of the average daily net asset value of that Class. Shareholder support services may include: assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Funds; providing information periodically to customers showing their positions in Fund shares; providing sub-accounting; and forwarding sales literature and advertising.

funds	distribution costs	service fees	service support fees
Aggressive Growth Fund	$23,198	$2,171	$—
Conservative Growth Fund	$100,802	$23,809	$53,182
Fixed Income Fund	$62,874	$9,748	$—
Large/Mid-Cap Growth Fund	$55,689	$4,526	$—
Large/Mid-Cap Value Fund	$86,008	$10,606	$—
Small-Cap Value Fund	$182,913	$38,868	$—
Strategic Growth Fund	$115,588	$30,733	$54,121

Note 4 - Unrealized Appreciation (Depreciation)

At December 31, 2003, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Aggressive Growth Fund	$9,829,501	$1,645,961	$(235,080)	$1,410,881
Conservative Growth Fund	$25,435,956	$2,497,089	$(537,542)	$1,959,547
Fixed Income Fund	$19,697,253	$674,204	$(114,902)	$559,302
Large/Mid-Cap Growth Fund	$22,684,730	$3,772,677	$(895,449)	$2,877,228
Large/Mid-Cap Value Fund	$27,181,748	$6,584,220	$(293,464)	$6,290,756
Money Market Fund	$3,548,294	N/A	N/A	N/A
Small-Cap Value Fund	$40,430,560	$13,071,504	$(562,716)	$12,508,788
Strategic Growth Fund	$27,892,528	$2,745,220	$(1,368,018)	$1,377,202

Timothy Plan Notes to Financial Statements [87]

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Note 5 – Distributions to Shareholders

The tax character of distributions paid during 2003 and 2002 were as follows:

	Aggressive Growth Fund	Conservative Growth Fund	Fixed Income Fund	Large/Mid-Cap Growth Fund
2003
Ordinary Income	$—	$—	$661,331	$—
Long-term Capital Gains	—	21,889	231,862	—

	$—	$21,889	$893,193	$—

2002
Ordinary Income	$—	$213	$461,329	$—
Long-term Capital Gains	—	—	14,208	—

	$—	$213	$475,537	$—

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—	$—	$—	$—
Undistributed Long-term Capital Gains	—	91,213	—	—
Post-October Losses*	—	—	(25,188)	—
Capital Loss Carryforward	(861,710)	—	—	(3,933,237)
Unrealized Appreciation (Depreciation)	1,410,881	1,959,547	559,302	2,877,228

	$549,171	$2,050,760	$534,114	$(1,056,009)

The tax character of distributions paid during 2003 and 2002 were as follows:

	Large/Mid-Cap Value Fund	Money Market Fund	Small-Cap Value Fund	Strategic Growth Fund
2003
Ordinary Income	$—	$20,720	$—	$—
Long-term Capital Gains	—	—	—	—

	$—	$20,720	$—	$—

2002
Ordinary Income	$—	$25,691	$—	$—
Long-term Capital Gains	—	—	17,899	531

	$—	$25,691	$17,899	$531

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—	$213	$—	$—
Undistributed Long-term Capital Gains	—	4	343,443	1,602
Post-October Loss*	—	(201)		—
Capital Loss Carryforward	(2,282,806)	—		(52,500)
Unrealized Appreciation (Depreciation)	6,290,756	—	12,508,788	1,377,202

	$4,007,950	$16	$12,852,231	$1,326,304

*	For U.S. federal income tax purposes, net realized capital losses from investments incurred after October 31, 2003, within the prior fiscal year are deemed to arise on the first day of the current fiscal year.

Timothy Plan Notes to Financial Statements [88]

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2003, primarily attributable to certain net operating losses, which for tax purposes are not available to offset future income, were reclassified to the following accounts:

	ordinary income	realized gain/(loss)	paid-in-capital
Aggressive Growth Fund	$109,238	$—	$(109,238)
Conservative Growth Fund	$61,953	$—	$(61,953)
Fixed Income Fund	$—	$—	$—
Large/Mid-Cap Growth Fund	$204,707	$—	$(204,707)
Large/Mid-Cap Value Fund	$6,362	$—	$(6,362)
Money Market Fund	$—	$—	$—
Small-Cap Value Fund	$361,353	$—	$(361,353)
Strategic Growth Fund	$340,833	$—	$(340,833)

Note 6 – Capital Loss Carryforwards

	loss carryforward	year expiring
Aggressive Growth Fund	$861,710	2010
Large/Mid-Cap Growth Fund	$278,925	2009
	2,962,228	2010
	692,084	2011
Large/Mid-Cap Value Fund	$141,935	2009
	82,427	2010
	2,058,444	2011
Strategic Growth Fund	$52,500	2011

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Timothy Plan Notes to Financial Statements [89]

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

Note 7 – Subsequent Events

On December 5, 2004, the shareholders of the Timothy Plan Conservative Growth Fund and the Timothy Plan Strategic Growth Fund each approved an increase in the investment advisory fees paid to Timothy Partners, Ltd. (“TPL”), investment adviser to each Fund, for services rendered to the Funds. The shareholders of each Fund approved an increase in the investment advisory fee paid to TPL by each Fund, from an annual rate of 0.15% of average daily net assets to an annual rate of 0.65% of average daily net assets of each Fund. Concurrently with the investment advisory fee increase, the Board of Trustees approved and ordered a reduction in Service and Distribution (12b-1) Fees of 0.25% annually for each Share Class of each Fund, and terminated an administrative services agreement between each Fund and TPL, which agreement paid TPL an annual fee equal to 0.25% of the average daily net assets of each Fund. As a result of the above-described contractual restructurings, overall expense ratios of each Fund remain unchanged from those stated as of December 31, 2003. The new expense structuring of each Fund took effect on January 1, 2004.

Timothy Plan Notes to Financial Statements [90]

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

December 31, 2003

TIMOTHY PLAN FAMILY OF FUNDS

To the Shareholders and Board of Trustees

The Timothy Plan

Winter Park, Florida

We have audited the accompanying statements of assets and liabilities of The Timothy Plan (comprising respectively; The Timothy Aggressive Growth Fund, The Timothy Conservative Growth Fund, The Timothy Fixed Income Fund, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Growth Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Money Market Fund and The Timothy Strategic Growth Fund), including the portfolios of investments as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years or periods then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years or periods in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania

February 13, 2004

BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

William Dodson

W. Thomas Fyler, Jr.

Mark A. Minnella

Charles E. Nelson

Wesley W. Pennington

Jock M. Sneddon

Mat D. Staver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

DISTRIBUTOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

TRANSFER AGENT

Citco-Quaker Fund Services, Inc.

1288 Valley Forge Road, Suite 88

Valley Forge, PA 19482

AUDITORS

Tait, Weller & Baker

1818 Market Street, Suite 2400

Philadelphia, PA 19103

LEGAL COUNSEL

David Jones & Associates PC

395 Sawdust Road, #2148

The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

ITEM 2.	CODE OF ETHICS.

The Registrant’s Code of Ethics is attached hereto as an exhibit. As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or persons performing similar functions. No waivers from a provision of the Code were granted during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Timothy Plan Trust has two audit committee financial experts. They are Mr. Charles Nelson and Mr. Robert Scraper. Both financial experts are independent trustees as defined in Section 2(a)(19)of the Act (15 USC 80a-2(a)(19)).

Mr. Nelson is a CPA. He is the former managing partner of the local (Orlando, FL) branch of Arthur Anderson, CPA firm.

Mr. Scraper has served as Senior Vice President of Investments for Frost National Bank for the past sixteen years.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate audit fees billed to The Timothy Plan Funds for the last two fiscal years by the principal accountant were $53,000.00 and $73,000.00 respectively.

(b) Audit-Related Fees. Not Applicable

(c) Tax Fees. Not Applicable

(d) All Other Fees. Fees billed to the fund for professional services by Tait Weller for tax preparation for the Trust’s funds last two fiscal years were $22,000 each year.

(e) In accordance with Section 10A(i) of the Securities and Exchange Act of 1940, and further pursuant to paragraph (c)(7)(i)(A) of Rule 2-01of Regulation S-K, the Trust’s principal accountant was approved by a unanimous vote of the Trust’s audit committee prior to the engagement of the Trust’s principal accountant. Each year, the Trust’s audit committee considers the renewal or replacement of the principal accountants for the Trust. Considerations include, among other things, the experience, reports from references provided, history with regulatory agencies, the industry reputation enjoyed by service providers bidding for the opportunity to serve the Trust, and the competitiveness of the fee schedule(s) proposed by each candidate.

(f) Not Applicable.

(g) Not Applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of January 26, 2004, Registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no significant changes in Registrant’s internal controls or in other factors that could significantly affect registrant’s internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.	EXHIBITS

(a) Code of Ethics is attached hereto as EX-99.CODE ETH.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Timothy Plan

By (Signature and Title)*	Arthur Ally RESIDENT AND TREASURER

Date	03/03/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	Arthur Ally PRESIDENT

Date	03/03/2004

By (Signature and Title)*	Arthur Ally TREASURER

Date	03/03/2004

*	Print the name and title of each signing officer under his or her signature.